As filed with the Securities and Exchange Commission on April 7, 1997



                                                        Registration No. 33-3732
                                                                        811-4609
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------


                         Post-Effective Amendment No. 12


                                       To

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF A UNIT INVESTMENT TRUST
                            REGISTERED ON FORM N-8B-2
                           PURSUANT TO THE INVESTMENT
                               COMPANY ACT OF 1940

                   FIRST INVESTORS SINGLE PAYMENT AND PERIODIC
                         PAYMENT PLANS FOR INVESTMENT IN
                      FIRST INVESTORS GOVERNMENT FUND, INC.
                                 (Name of Trust)

                           FIRST INVESTORS CORPORATION
                               (Name of Depositor)

                                 95 Wall Street
                            New York, New York 10005
                   (Complete address of depositor's principal
                               executive offices)

                               Mr. Larry R. Lavoie
                          Secretary and General Counsel
                           First Investors Corporation
                                 95 Wall Street
                            New York, New York 10005
                (Name and complete address of agent for service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


It is proposed that this filing will become effective on April 30, 1997 pursuant to paragraph (b) of Rule 485.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for its fiscal year ending December 31, 1996 on February 21, 1997.

                                TABLE OF CONTENTS
                                -----------------

                                   TO FORM S-6




Contents of Post-Effective Amendment No. 12 to Registration Statement of First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Government Fund, Inc.


                  1.       The Facing Page


                  2.       The Prospectus consisting of 65 pages


                  3.       The Signature Page

                  4.       Consent of Accountants

                  5.       Financial Data Schedule

                   FIRST INVESTORS SINGLE PAYMENT AND PERIODIC
      PAYMENT PLANS FOR INVESTMENT IN FIRST INVESTORS GOVERNMENT FUND, INC.
                 FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.,
                        FIRST INVESTORS GLOBAL FUND, INC.


                              Cross-Reference Sheet
                              ---------------------

N-8B-2
Item No.                                        Location
--------                                        --------

1-8     Organizational and General              Front  Cover;   Concerning   the
        Information                             Sponsor,     First     Investors
                                                Corporation;    Concerning   the
                                                Duties of the  Custodian and the
                                                Sponsor;     Registration    and
                                                Legality of Offering; Agreements




9       Material Litigation                     Not Applicable

10      General Information Concerning          Rights   and    Privileges    of
        the Securities of the Trust and         Planholders; Method of Investing
        the Rights of Holders                   Payments   and    Distributions;
                                                Method of Selling  Shares in the
                                                Event of Partial  Liquidation or
                                                Complete   Termination;   Income
                                                Dividends   and  Capital   Gains
                                                Distributions;  Substitution  of
                                                Other  Shares as the  Underlying
                                                Investment    of   the    Plans;
                                                Termination of the Plans

11-12   Information Concerning the              Front     Cover;      Underlying
        Securities Underlying the Trust's       Investment;    Concerning    the
        Securities                              Duties of the  Custodian and the
                                                Sponsor; Agreements

13      Information Concerning Loads,           Statistical  Data  Applicable to
        Fees, Charges and                       First      Investors      Plans;
        Expenses                                Allocation  of Monthly  Payments
                                                and    Deductions;    Deductions
                                                Single Payment  Plans;  Combined
                                                Plans  for  Discount;  Letter of
                                                Intent;    Agreements;     Other
                                                Deductions    From   Assets   or
                                                Distributions;     Rights    and
                                                Privileges    of    Planholders;
                                                Termination of Plans

N-8B-2
Item No.                                        Location
--------                                        --------

14-24   Information Concerning the             Operation of a Periodic  Payment
        Operations of the Trust                Plan;   Single   Payment   Plan;
                                               Method of Investing Payments and
                                               Distributions;   Termination  of
                                               Plans;   Other  Deductions  From
                                               Assets or Distributions;  Rights
                                               and  Privileges of  Planholders;
                                               Concerning  the  Duties  of  the
                                               Custodian   and   the   Sponsor;
                                               Concerning  the  Sponsor,  First
                                               Investors Corporation


25-27   Organization and Operations            Concerning  the  Sponsor,  First
        of Depositor                           Investors Corporation


28      Officials and Affiliated               Concerning  the  Sponsor,  First
        Persons of Depositor                   Investors Corporation; General


29      Companies Owning Securities of         General
        Depositor

30      Controlling Persons                    Not Applicable

31-34   Compensation of Officers and           Concerning  the  Sponsor,  First
        Directors of Depositor                 Investors Corporation


35-38   Distribution of Securities             Agreements; Statistical Data
                                               Applicable to First Investors
                                               Plans

41-43   Information Concerning Principal       Concerning  the  Sponsor,  First
        Underwriter                            Investors Corporation; General


44-45   Offering Price or Acquisition           Pertinent   Provisions   of  the
        Valuation of Securities                 Prospectus  of  First  Investors
        of the Trust                            Insured  Tax Exempt  Fund,  Inc.
                                                (File No. 2-57473), First
                                                Investors Government Fund, Inc.
                                                (File No. 2-89287) and First
                                                Investors Global Fund, Inc.
                                                (File No. 2-71911) incorporated
                                                herein by reference

46      Redemption Valuation of Securities      Pertinent   Provisions   of  the
        of the Trust                            Prospectus  of  First  Investors
                                                Insured  Tax Exempt  Fund,  Inc.
                                                (File No. 2-57473) First
                                                Investors Government Fund, Inc.
                                                (File No. 89287) and First
                                                Investors Global Fund, Inc.
                                                (File No. 2-71911) incorporated
                                                herein by reference

N-8B-2
Item No.                                        Location
--------                                        --------

47      Purchase and Sale of Interests
        in Underlying Securities from and
        to Security Holders

48-50   Information    Concerning    the        Concerning  the  Duties  of  the
        Trustee or Custodian  Rights and        Custodian   and   the   Sponsor;
        Privileges   of    Shareholders;        Custodian,    Bookkeeping    and
        Method of Investing Payments and        Maintenance      Fees;     Other
        Distributions; Method of Selling        Deductions    From   Assets   or
        Shares in the  Event of  Partial        Distributions
        Liquidation      or     Complete
        Termination

51      Information Concerning Insurance
        of Holders of Securities                Not Applicable


52      Policy of Registrant                    Substitution  of Other Shares as
                                                the Underlying Investment of the
                                                Plans;  Rights and Privileges of
                                                Planholders

53      Regulated Investment Company            Tax Status

54-58   Financial and Statistical Information   Illustration  of  a  Plan  Under
                                                First   Investors    Corporation
                                                Contractual Plans for Investment
                                                in  First  Investors  Government
                                                Fund, Inc.;

59      Financial Statements                    Financial  Statements and Report
                                                of Independent  Certified Public
                                                Accountants

                                    EXHIBITS
                                    --------

1.    (A - Form N-8B-2)

               1.*         Custodian Agreement

               2.          Not Applicable

               3(a)*       Agreement between the Sponsor and the Underwriter

               3(b) Specimen of Agreement between the Sponsor and registered representative

               3(c)        Schedule of Sales Commissions

               4.          Not Applicable

               5.* Specimen Plan Certificate for Single Payment and Periodic Payment Plans (10 and 15 years)

               6.* Certificate of Incorporation, as amended, and By-Laws, as amended, of First Investors Corporation

               7.          Not Applicable

               8.          See 3(a) above

               9.          Not Applicable

               10.*        Periodic Payment Plan

2.**           Opinion of Counsel

3.             Not Applicable

4.             Not Applicable

5. Financial Data Schedule (filed as Exhibit 27 for electronic filing purposes)

----------

* Incorporated by reference from Registrant's Registration Statement (File No. 33-3732) previously filed with the Commission. **Incorporated by reference from Registrant's Rule 24f-2 Notice for its fiscal year ended December 31, 1996 filed with the Commission on February 21, 1997.

       First Investors Single
       Payment and Periodic
       Payment Plans for the
       Accumulation of Shares of

       FIRST INVESTORS
       GLOBAL FUND, INC.


       First Investors Single
       Payment and Periodic
       Payment Plans for
       Investment in

       FIRST INVESTORS
       GOVERNMENT FUND

       FIRST INVESTORS INSURED
       TAX EXEMPT FUND


       PROSPECTUS

       =========================
       APRIL 30, 1997




[LOGO] FIRST INVESTORS

FIRST INVESTORS SINGLE PAYMENT AND PERIODIC PAYMENT PLANS FOR THE
ACCUMULATION OF SHARES OF FIRST INVESTORS GLOBAL FUND, INC.

FIRST INVESTORS SINGLE PAYMENT AND PERIODIC PAYMENT PLANS FOR
INVESTMENT IN FIRST INVESTORS GOVERNMENT FUND, INC.

FIRST INVESTORS SINGLE PAYMENT AND PERIODIC PAYMENT PLANS FOR
INVESTMENT IN FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

         First Investors Corporation ("FIC" or "Sponsor"), as Sponsor, offers the following long term investment programs, each providing for investment in one of the following open-end diversified management investment companies: First Investors Global Fund, Inc.; First Investors Government Fund, Inc.; and First Investors Insured Tax Exempt Fund, Inc. (singularly, "Fund," and collectively, "Funds"). THE MUNICIPAL BONDS IN THE PORTFOLIO OF FIRST INVESTORS INSURED TAX EXEMPT FUND, INC. ARE INSURED AS TO TIMELY PAYMENTS OF PRINCIPAL AND INTEREST BY THE ISSUER OR UNDER AN INSURANCE POLICY WRITTEN BY AN INDEPENDENT INSURANCE COMPANY. INSURANCE DOES NOT PROTECT AGAINST FLUCTUATIONS IN THE MARKET VALUE OF THE MUNICIPAL BONDS IN THIS FUND'S PORTFOLIO OR IN THE NET ASSET VALUE OF THE FUND'S SHARES AND DOES NOT REMOVE MARKET RISK. FOR MORE INFORMATION REGARDING THIS FUND'S INSURANCE COVERAGE, SEE "INSURANCE" IN THE FUND'S PROSPECTUS.

         SINGLE PAYMENT PLANS-The sales charge on these Plans, as a percent of the offering price, ranges from 6.25% on a $1,000 Plan to 2.50% on a $500,000 but under $1,000,000 Plan, which is 6.67% to 2.56%, respectively, of the net amount invested. The sales charge is the only deduction from the initial investment. There is no sales charge on single payment plans of $1,000,000 or more. This plan is also subject to maintenance and custodian fees.
         PERIODIC PAYMENT PLANS-These Plans provide for regular monthly payments for 10 or 15 years. The sales charge on 10-Year Plans ranges from 6.15% on $6,000 Plans ($50 per month) to 4.40% on $120,000 Plans ($1,000 per month) of total payments and from 6.76% to 4.61% of the net amount invested, respectively. Total deductions range from 10.07% to 4.88% of the net amount invested, respectively. Plans in excess of $120,000 are subject to a sales charge of 4.40% (reducing to 3.40% on Plans of $250,000 and over, 2.40% on Plans of $500,000 and over and 1.40% on Plans of $1,000,000 and over). Plans are also subject to maintenance and custodian fees.
         The sales charge on 15-Year Plans ranges from 6.15% on $9,000 Plans ($50 per month) to 4.40% on $180,000 Plans ($1,000 per month) of total payments and from 6.77% to 4.61% of the net amount invested, respectively. Total deductions range from 10.08% to 4.88% of the net amount invested, respectively. Plans in excess of $180,000 are subject to a sales charge of 4.40% (reducing to 3.40% on Plans of $250,000 and over, 2.40% on Plans of $500,000 and over and 1.40% on Plans of $1,000,000 and over). Plans are also subject to maintenance and custodian fees.
         A double initial payment is required on all Periodic Payment Plans. The Planholder's net payments, after deducting all applicable fees, are invested in Class A shares ("shares") of a Fund at net asset value. The value of Fund shares is subject to fluctuation in accordance with the market value of the securities it holds for investment. Furthermore, the provisions of the Periodic Payment Plans are such that a substantial part of the costs of the Plan is charged the first year: in fact, 50% of the first 13 monthly payments is deducted as a sales charge. For example, even after application of the "refund privileges" described herein under "Refund Privileges," total charges of a minimum Periodic Payment
Plan would amount to 15% of total payments if the Plan were carried for any period of time between forty-five days and twenty-eight months. Moreover, if such a minimum Plan were carried for nineteen months, total charges would amount to 37.14% of total payments under the 10-year Plan and 37.75% under the 15-year Plan; they would amount to 29.16% and 30.07%, respectively, under the 10- and 15-year Plans, if carried for two years. Therefore, a loss would likely be incurred in the event of early withdrawal or termination by a Planholder. Consideration should be given to these factors by a prospective Planholder who should be reasonably certain of his or her ability to continue the Plan to completion before considering this long-term investment program.


         Shares of a Fund may also be purchased outright at a sales charge not in excess of 6.25%, without penalty for early termination or payment of the maintenance and custodian fees and service charges applicable to the Plans offered hereby. (See the prospectus of the applicable Fund and "Statistical Data Applicable to First Investors Plans" in this Prospectus.) Direct purchases of Fund shares enable the investor to put more of his or her money to work immediately and over the life of a Fund account than would be possible under the life of the Periodic Payment Plans offered hereby. Prepayment of all or any part of the first 13 payments under a Periodic Payment Plan produces a smaller net investment after deduction of applicable charges than would result from direct investment of the same amount in shares of a Fund. Such prepayment would increase possible loss in the event of early termination. An investor has (a) a 45-day right of withdrawal, and (b) a right to receive during the first 18 months of the Plan the value of his or her account and a portion of the sales charges paid prior to his or her withdrawal. For a full discussion of these withdrawal rights, see "Refund Privileges" in this Prospectus.


         This Prospectus sets forth concisely the information about the Plans that a prospective investor should know before investing and should be kept for future reference.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
      COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION
  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.


         THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR FIRST INVESTORS GLOBAL FUND, INC., FIRST INVESTORS
     GOVERNMENT FUND, INC. OR FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

                  The date of this Prospectus is April 30, 1997

ALLOCATION OF MONTHLY PAYMENTS AND DEDUCTIONS* 10-YEAR PLANS

                                SALES CHARGE                    MAINTENANCE
                       ------------------------------------         AND                                      PERCENTAGE
                                                                 CUSTODIAN                                  RELATIONSHIP
                       From     From Each                          FEES*                                  OF TOTAL CHARGES
           Aggregate  Each of    Subse-          % of Sales     -----------                             -----------------
            Amount    the First   quent    Total  Charge to  Fee Per                           Net        To       To Net
  Monthly     of     13 Monthly  Monthly   Sales  Aggregate   Pay-    Total        Total   Investment  Aggregate   Invest-
  Payments Payments  Payments**  Payment  Charge  Payments    ment     Fee        Charges    in Fund   Payments    ment
  ----------------------------------------------------------------------------------------------------------------------
  $ 50.00  $ 6,000  $ 24.75    $ .44   $  368.83   6.15%     $1.50   $180.00    $  548.83  $  5,451.17    9.15%     10.07%
    75.00    9,000    37.00      .68      553.76   6.15       2.00    240.00       793.76     8,206.24    8.82      9.67
   100.00   12,000    49.50      .88      737.66   6.15       2.00    240.00       977.66    11,022.34    8.15      8.87
   125.00   15,000    62.00     1.09      922.63   6.15       2.00    240.00     1,162.63    13,837.37    7.75      8.40
   150.00   18,000    74.50     1.29    1,106.53   6.15       2.00    240.00     1,346.53    16,653.47    7.48      8.09
   167.00   20,040    82.95     1.44    1,232.43   6.15       2.00    240.00     1,472.43    18,567.57    7.35      7.93
   175.00   21,000    87.25     1.47    1,291.54   6.15       2.00    240.00     1,531.54    19,468.46    7.29      7.87
   200.00   24,000    99.50     1.71    1,476.47   6.15       2.00    240.00     1,716.47    22,283.53    7.15      7.70
   225.00   27,000   112.00      .65    1,525.55   5.65       2.50    300.00     1,825.55    25,174.45    6.76      7.25
   250.00   30,000   124.50      .71    1,694.47   5.65       2.50    300.00     1,994.47    28,005.53    6.65      7.12
   300.00   36,000   149.50      .85    2,034.45   5.65       2.50    300.00     2,334.45    33,665.55    6.48      6.93
   350.00   42,000   174.50      .98    2,373.36   5.65       2.50    300.00     2,673.36    39,326.64    6.37      6.80
   400.00   48,000   199.50     1.11    2,712.27   5.65       2.50    300.00     3,012.27    44,987.73    6.28      6.70
   425.00   51,000   161.50     6.12    2,754.34   5.40       2.50    300.00     3,054.34    47,945.66    5.99      6.37
   500.00   60,000   190.00     7.20    3,240.40   5.40       2.50    300.00     3,540.40    56,459.60    5.90      6.27
   750.00   90,000   280.00    11.40    4,859.80   5.40       2.50    300.00     5,159.80    84,840.20    5.73      6.08
 1,000.00# 120,000   325.00     9.86    5,280.02   4.40       2.50    300.00     5,580.02   114,419.98    4.65      4.88

* After a period of ten years from the date of a Plan or in the event no payment has been made for a period of one year, the Plan is subject to annual maintenance and custodian fees of 25/100 of 1% per year of the total agreed payments (minimum $3.00 and maximum $30.00 per year) deducted from dividend and capital gain distributions (whether paid in cash or additional Fund shares) or from the proceeds of the redemption of Fund shares to the extent that dividend and capital gain distributions are insufficient.

** A double initial payment is required on all Periodic Payment Plans and deductions from this payment are double. The next regular scheduled payment becomes due one month from the date of the initial payment.

# Periodic Payment Plans of larger denominations may be issued subject to deductions for sales charges of 4.40% on Plans of $120,000 and over, 3.40% on Plans of $250,000 and over, 2.40% on Plans of $500,000 and over and 1.40% on Plans of $1,000,000 and over. Deductions will be made on the same proportionate basis as in the $1,000 per month Plan and maintenance and custodian fees will be $300. Information regarding the sales charges and fees for larger denomination Plans will be made available to prospective investors upon request.

ALLOCATION OF MONTHLY PAYMENTS AND DEDUCTIONS* 15-YEAR PLANS

                                                                MAINTENANCE
                                 SALES CHARGE                       AND                                    PERCENTAGE
                      ------------------------------------       CUSTODIAN                                RELATIONSHIP
                       From    From Each                           FEES*                                OF TOTAL CHARGES
           Aggregate  Each of   Subse-          % of Sales    --------------                            ----------------
            Amount   the First   quent    Total  Charge to    Fee Per                           Net        To      To Net
  Monthly     of    13 Monthly  Monthly   Sales  Aggregate     Pay-    Total        Total   Investment  Aggregate  Invest-
  Payments Payments Payments**  Payment  Charge  Payments      ment     Fee        Charges    in Fund   Payments    ment
  ----------------------------------------------------------------------------------------------------------------------
 $  50.00 $  9,000  $ 24.75    $1.39   $  553.88   6.15%    $ 1.50   $270.00    $  823.88   $ 8,176.12    9.15%    10.08%
    75.00   13,500    37.00     2.09      830.03   6.15       2.00    360.00     1,190.03    12,309.97    8.82      9.67
   100.00   18,000    49.50     2.78    1,107.76   6.15       2.00    360.00     1,467.76    16,532.24    8.15      8.88
   125.00   22,500    62.00     3.46    1,383.82   6.15       2.00    360.00     1,743.82    20,756.18    7.75      8.40
   150.00   27,000    74.50     3.34    1,526.28   5.65       2.00    360.00     1,886.28    25,113.72    6.99      7.51
   167.00   30,060    82.95     3.71    1,697.92   5.65       2.00    360.00     2,057.92    28,002.08    6.85      7.35
   175.00   31,500    87.25     3.87    1,780.54   5.65       2.00    360.00     2,140.54    29,359.46    6.80      7.29
   200.00   36,000    99.50     4.43    2,033.31   5.65       2.00    360.00     2,393.31    33,606.69    6.65      7.12
   225.00   40,500   112.00     4.98    2,287.66   5.65       2.50    450.00     2,737.66    37,762.34    6.76      7.25
   250.00   45,000   124.50     5.53    2,542.01   5.65       2.50    450.00     2,992.01    42,007.99    6.65      7.12
   300.00   54,000   149.50     5.82    2,915.44   5.40       2.50    450.00     3,365.44    50,634.56    6.23      6.65
   350.00   63,000   174.50     6.79    3,402.43   5.40       2.50    450.00     3,852.43    59,147.57    6.11      6.51
   400.00   72,000   199.50     7.75    3,887.75   5.40       2.50    450.00     4,337.75    67,662.25    6.02      6.41
   500.00   90,000   190.00    14.31    4,859.77   5.40       2.50    450.00     5,309.77    84,690.23    5.90      6.27
   600.00  108,000   200.00    12.89    4,752.63   4.40       2.50    450.00     5,202.63   102,797.37    4.82      5.06
   750.00  135,000   205.00    19.61    5,939.87   4.40       2.50    450.00     6,389.87   128,610.13    4.73      4.97
 1,000.00# 180,000   250.00    27.96    7,919.32   4.40       2.50    450.00     8,369.32   171,630.68    4.65      4.88


* After a period of fifteen years from the date of a Plan or in the event no payment has been made for a period of one year, the Plan is subject to annual maintenance and custodian fees of 25/100 of 1% per year of the total agreed payments (minimum $3.00 and maximum $30.00 per year) deducted from dividend and capital gain distributions (whether paid in cash or additional Fund shares) or from the proceeds of the redemption of Fund shares to the extent that dividend and capital gain distributions are insufficient.

** A double initial payment is required on all Periodic Payment Plans and deductions from this payment are double. The next regular scheduled payment becomes due one month from the date of the initial payment.

# Periodic Payment Plans of larger denominations may be issued subject to deductions for sales charges of 4.40% on Plans of $180,000 and over, 3.40% on Plans of $250,000 and over, 2.40% on Plans of $500,000 and over and 1.40% on Plans of $1,000,000 and over. Deductions will be made on the same proportionate basis as in the $1,000 per month Plan and maintenance and custodian fees will be $450. Information regarding the sales charges and fees for larger denomination Plans will be made available to prospective investors upon request.

ALLOCATION OF PAYMENTS AT VARIOUS STAGES ($6,000 10-YEAR $50 MONTHLY PLAN)

                                      (AT THE END OF 10 YEARS) (AT THE END OF 2 YEARS)
                                      ------------------------ -----------------------
                                                  % OF AMOUNT             % OF AMOUNT
                                         AMOUNT   OF PAYMENTS  AMOUNT     OF PAYMENTS
                                       ----------------------------------------------
Total Payments.........................$6,000.00    100.00%   $1,250.00**  100.00%
Amount of Sales Charge.................   368.83      6.15       327.03     26.16
Maintenance and Custodian Fees*........   180.00      3.00        37.50      3.00
Total deductions.......................   548.83      9.15+      364.53     29.16
Net Amount Invested.................... 5,451.17     90.85       885.47     70.84

                                       (AT THE END OF 1 YEAR)  (AT THE END OF 6 MONTHS)
                                       ----------------------  ------------------------
                                                   % OF AMOUNT            % OF AMOUNT
                                          AMOUNT   OF PAYMENTS   AMOUNT   OF PAYMENTS
                                       ----------------------------------------------
                                         $650.00**  100.00%     $350.00**   100.00%
                                          321.75     49.50       173.25      49.50
                                           19.50      3.00        10.50       3.00
                                          341.25     52.50       183.75      52.50
                                          308.75     47.50       166.25      47.50

+ 10.07% of net amount invested

ALLOCATION OF PAYMENTS AT VARIOUS STAGES ($9,000 15-YEAR $50 MONTHLY PLAN)

                                      (AT THE END OF 15 YEARS) (AT THE END OF 2 YEARS)
                                      ------------------------ -----------------------
                                                 % OF AMOUNT             % OF AMOUNT
                                         AMOUNT  OF PAYMENTS   AMOUNT    OF PAYMENTS
Total Payments.........................$9,000.00   100.00%   $1,250.00**  100.00%
Amount of Sales Charge.................   553.88     6.15       338.43     27.07
Maintenance and Custodian Fees*........   270.00     3.00        37.50      3.00
Total deductions.......................   823.88     9.15+      375.93     30.07
Net Amount Invested.................... 8,176.12    90.85       874.07     69.93


                                        (AT THE END OF 1 YEAR)  (AT THE END OF 6 MONTHS)
                                        ----------------------  ------------------------
                                                   % OF AMOUNT          % OF AMOUNT
                                          AMOUNT   OF PAYMENTS  AMOUNT  OF PAYMENTS

                                         $650.00**  100.00%    $350.00**  100.00%
                                          321.75     49.50      173.25     49.50
                                           19.50      3.00       10.50      3.00
                                          341.25     52.50      183.75     52.50
                                          308.75     47.50      166.25     47.50


+ 10.06% of net amount invested

* Reference is made to tables on Pages 3 and 4 and "Other Deductions" for maintenance and custodian fees on Periodic Payment Plans after completion of payments and annual charges for special administrative duties.

** Reflects equivalent of one additional monthly payment because of the required double initial payment.

  FOR COMPARISON OF COST OF FIC CONTRACTUAL PLAN VERSUS AN OPEN ACCOUNT IN THE SAME UNDERLYING FUND SEE "STATISTICAL DATA APPLICABLE TO FIRST INVESTORS PLANS."

                                    THE PLANS


      First Investors Single Payment and Periodic Payment Plans for the Accumulation of Shares of First Investors Global Fund, Inc., First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Government Fund, Inc. and First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Insured Tax Exempt Fund, Inc. (singularly, "Plan," and collectively, "Plans") are long-term investment programs. The Sponsor of the Plans is First Investors Corporation ("Sponsor"). The custodian is The Bank of New York ("Custodian"). Plan payments, after the deduction of all applicable fees, are invested at net asset value in Class A shares of the open-end diversified management investment company that is the underlying investment for the Plan you have chosen. The investment choices available to you are listed in the following paragraph.

      First Investors Global Fund, Inc. ("Global Fund") primarily seeks long-term capital growth and secondarily seeks to earn a reasonable level of current income. First Investors Government Fund, Inc. ("Government Fund") seeks to achieve a significant level of current income which is consistent with security and liquidity of principal. First Investors Insured Tax Exempt Fund, Inc. ("Insured Tax Exempt Fund") seeks to provide a high level of interest income which is exempt from Federal income tax and is not an item of tax preference for purposes of the Federal alternative minimum tax. Global Fund, Government Fund and Insured Tax Exempt Fund are sometimes herein referred to singularly as "Fund" and collectively as "Funds." See "Underlying Investment" for a description of each Fund's investment policies and practices.


PERIODIC PAYMENT PLANS

      Periodic Payment Plans provide for regular and systematic monthly investment over a period of either ten or fifteen years. From the investor's viewpoint, the operation of the Plan is extremely simple. Once the investor understands the Plan and decides to adopt it, the investor need only decide how much to pay regularly--it can be as little as $50 per month, or as much as $1,000 per month or more, limited to 120 or 180 payments. The investor can then decide the most convenient time to make regular payments. The investor will also probably choose to name a beneficiary by completing a Declaration of Trust. These questions settled, with the assistance of a First Investors registered representative, the investor completes the appropriate Plan application, writes out a check to the order of The Bank of New York, Custodian, to cover the first payment (the initial payment requires a sum representing two monthly payments), and the First Investors registered representative will submit the application and check to Administrative Data Management Corp. for processing. After the approval of the application by the Sponsor, a First Investors Periodic Payment Plan Certificate will be forwarded to the investor. Following the double initial payment, subsequent Plan payments must be made through First Investors Money Line or Automatic Payroll Investment, as described below.

      FIRST INVESTORS MONEY LINE. This service allows you to invest through automatic deductions from your bank checking account. You must complete and sign the First Investors Money Line portion of the Plan application in order to participate in this service. Any loss or expense incurred by the Sponsor or any delinquency in Plan payments resulting from insufficient funds in the Planholder's checking account or otherwise will be the Planholder's liability. You may decrease the amount or discontinue this service at any time by calling Administrative Data Management Corp. at 1-800-423-4026 or writing to
Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198, Attention: Control Dept. To increase the amount, send a written request to Administrative Data Management Corp. at the address noted above. Allow up to 5 days for processing your request. Please include the Plan name and account number whenever writing to Administrative Data Management Corp.

      AUTOMATIC PAYROLL INVESTMENT. You also may arrange for automatic Plan payments on a systematic basis through salary deductions, provided your employer has direct deposit capabilities. You must complete and sign the Automatic Payroll Investment portion of the Plan application in order to participate in this service. Arrangements must also be made with your employer's Payroll Department. You may change the amount invested or discontinue the service by contacting your employer.

      When a Planholder's payment is received, the Sponsor will determine the authorized deductions and the number of full and fractional shares of the Fund to be acquired and will credit the requisite shares to the Planholder's account. To the extent that there are shares to be sold for other Planholders on the same day, new shares purchased will be offset by shares sold. The price paid for shares is the net asset value of shares of the Fund next determined after receipt of such payment. See the applicable Fund's Prospectus for information as to the procedure for computing net asset value. Unless privileges of termination are exercised by the Planholder or the Sponsor, each Plan shall continue in force for a period of at least twenty years for a ten-year Periodic Payment Plan and twenty-five years for a fifteen-year Periodic Payment Plan.

SINGLE PAYMENT PLANS

      Single Payment Plans are also available, whereby an investor may make a single investment of $1,000 or more, with larger Plans available in $100 multiples. These Plans, providing for the same underlying investment as the Periodic Payment Plans, offer the investment diversification, supervision and research facilities of a Fund in a single investment with an option to have dividend and capital gain distributions, if any, after authorized deductions, paid in additional Fund shares without sales charge, or if income is desired, to have the net amount of dividend and capital gain distributions, if any, remitted. The investor may name a beneficiary by completing a Declaration of Trust. In addition, Class A shares of a Fund may be exchanged at net asset value for units of a Single Payment Plan. You should refer to the applicable Fund's Prospectus for further details on this exchange privilege.

      Single Payment Plans are subject to a sales charge as follows:

                                                     PERCENT OF SALES CHARGE
                                                    --------------------------
                                                                     TO NET
                                                    TO TOTAL      INVESTMENT IN
AMOUNT OF PAYMENT                                   PAYMENTS       FUND SHARES
-----------------                                   --------      ------------
Less than $25,000................................      6.25%          6.67%
$25,000 but under $50,000........................      5.75           6.10
$50,000 but under $100,000.......................      5.50           5.82
$100,000 but under $250,000......................      4.50           4.71
$250,000 but under $500,000......................      3.50           3.63
$500,000 but under $1,000,000....................      2.50           2.56

      There is no sales charge on transactions of $1 million or more.

      Maintenance and custodian fees are charged against Single Payment Plans in an amount of 25/100 of 1% annually of the single payment (minimum $3.00 and maximum $30.00) deducted from dividend and capital gain distributions (whether paid in cash or additional Fund shares) or from the proceeds of the redemption of Fund shares to the extent that dividend and capital gain distributions are insufficient.

      REDUCED SALES CHARGES. Two or more Single Payment Plans, when purchased at the same time by a corporation, partnership, individual, an investor for his or her own account, or for the investor, the investor's spouse and children under age 21, or by a trustee or other fiduciary of a single trust estate or account may be combined to attain a reduced sales charge. This privilege does not apply to a group of individuals who combine their funds directly or indirectly for the purchase of Plans.

      Upon written notice to the Sponsor, Single Payment Plans are also available at a quantity discount on new Single Payment Plans purchased if the then current value at net asset value of all shares of First Investors Global Fund, Inc., First Investors Government Fund, Inc., First Investors High Yield Fund, Inc., First Investors Fund For Income, Inc. and/or First Investors Insured Tax Exempt Fund, Inc. previously purchased and then owned under Single Payment Plans, plus the face amount of the Single Payment Plan being purchased, amount to $25,000 or more. Such quantity discounts may be modified or terminated at any time by the Sponsor.

      LETTER OF INTENT. Individuals making application for a Single Payment Plan (restricted to applicants as listed above) may also sign a Letter of Intent indicating their intent to purchase additional Single Payment Plans within thirteen months from the date of the original purchase. Such Letter of Intent may be filed at any time during a period of 90 days from the date of the application. A statement filed after the date is retroactive to that date for computation of the 13-month period. A Letter of Intent can also be amended: (a) during the 13-month period if the investor files an amended Letter of Intent with the same expiration date as the original, or (b) automatically after the end of the period, if total purchases credited to the Letter of Intent qualify for an additional reduction in the sales charge. If and when such additional purchases have been made and the total of all Single Payment Plans so purchased have attained an aggregate amount (at least $25,000), they qualify for a reduction of sales commission. The execution of a Letter of Intent is not a binding obligation on the part of the investor.

      If total purchases pursuant to such Letter of Intent are less than the amount stipulated therein, the Planholder must remit to the Sponsor an amount equal to the difference in the dollar amount of sales charges actually paid by the Planholder and the amount of sales charges which the Planholder would have paid on his or her aggregate purchases if the total of same had been made at a single time. If such payment is not made following the expiration of the 13-month period, an appropriate number of Fund shares shall be surrendered for redemption to pay such sales charge. Fund shares remaining after such redemption shall be delivered to the Planholder or as he or she directs.

      An investor can achieve the same investment results by investing directly in a Fund under a Letter of Intent, without paying the maintenance and custodian fees applicable to the Plan.

                              UNDERLYING INVESTMENT


      Global Fund, an open-end diversified management investment company, primarily seeks long-term capital growth and secondarily seeks to earn a reasonable level of current income. The Fund seeks to achieve these objectives by investing, under normal circumstances, in common stocks, preferred stocks and bonds and other debt obligations issued by companies or governments of at least three countries, including the United States. Investors should refer to the Fund's Prospectus for a detailed description of the Fund's investment objectives and policies. There is no assurance that the Fund's objectives will be achieved.

      First Investors Government Fund, Inc., an open-end diversified management investment company, seeks to achieve a significant level of current income which is consistent with security and liquidity of principal. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, including mortgage-backed securities. Although the payment of interest and principal on a portfolio security may be guaranteed by the U.S. Government or one of its agencies or instrumentalities, shares of the Fund are not insured or guaranteed by the U.S. Government or any agency or instrumentality. Investors should refer to the Fund's Prospectus for a detailed description of the Fund's investment objective and policies. There is no assurance that the Fund's objective will be achieved.

      Insured Tax Exempt Fund, an open-end diversified management investment company, seeks to provide a high level of interest income which is exempt from Federal income tax and is not an item of tax preference for purposes of the Federal alternative minimum tax. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its total assets in municipal bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax and, for non-corporate shareholders, the Federal alternative minimum tax. Investors should refer to the Fund's Prospectus for a detailed description of the Fund's investment objective and policies. There is no assurance that the Fund's objective will be achieved.


                                OTHER DEDUCTIONS

      The Plan provides that there may be deducted from the assets of the Planholder, fees or expenses as follows:

      After the expiration of a period of ten years (or fifteen years for a 15-Year Plan) from the date of a Plan, or prior to the expiration of such period, if there has been a lapse of one year from the date of the Planholder's last payment that makes a Plan one year or more delinquent, a charge for bookkeeping and administrative services will be made in monthly, quarterly or semiannual installments, at the rate of 25/100 of 1% per annum of the total agreed payments, subject to a minimum annual charge of $3 and a maximum of $30. This fee shall be deductible from dividend and capital gain distributions (whether paid in cash or additional Fund shares) or from the proceeds of the redemption of Fund shares to the extent that dividend and capital gain distributions are insufficient.

      In the case of an assignment, release of an assignment, transfer of ownership, partial withdrawal or liquidation or complete withdrawal and termination from a non-retirement plan account (if made before completion of Plan payments or before the expiration of 10 years from the date of issuance of a Single Payment Plan), certain transfers or replacement of lost Plan certificates, and reinvestment of partial liquidations, a specified service fee of $2.25 is charged. In the case of a partial withdrawal or liquidation or complete withdrawal and termination from a retirement plan account, a specified service fee of $7.00 is charged. For a retirement Plan transfer, Plan certificate transfer or replacement, reinvestment of a partial liquidation or complete withdrawal and termination from a retirement Plan account, such fee may be paid directly by the Planholder or deducted from the proceeds of the redemption of Fund shares, if desired. For an assignment or release of an assignment, such fee must be paid directly by the Planholder.

      After one year from the issuance of a Single Payment Plan or after the thirteenth payment has been made on a Periodic Payment Plan, a charge of up to $5.00 will be deducted on an annual basis from dividend or capital gain distributions (whether paid in cash or additional Fund shares) or from the proceeds of the redemption of Fund shares to the extent that dividend and capital gain distributions are insufficient. This charge is to reimburse the Sponsor for actual expenses incurred by the Sponsor in performing certain administrative duties, as described under "Sponsor and Underwriter." (See the Plan's Statement of Operations for Delegated Service Fees.) Some administrative services are performed by the Funds at no expense to shareholders.

      The foregoing fees mentioned for bookkeeping and administrative services and for specific services are paid, as are the maintenance and custodian service fees deducted from periodic payments, to the Sponsor as reasonable compensation for the Sponsor's performing such services. The Sponsor reserves the right to change the fees charged to Planholders.

      Neither the Custodian nor the Sponsor shall be personally liable for any taxes levied or assessed against them or either of them with respect to Fund shares in the custody of the Custodian, or arising from the income therefrom or redemption or transfer thereof. Deductions may be made from time to time to pay tax liabilities and claims therefor, and if necessary, Fund shares may be redeemed to provide funds for the payment of such liabilities or the creation of reserves therefor. The term "tax liability" includes not only taxes and possible taxes but also auditing expenses and counsel fees incurred in connection therewith.

                      RIGHTS AND PRIVILEGES OF PLANHOLDERS

      Each Plan issued is registered in the name of the Planholder and is in the form of an individual agreement between First Investors Corporation, as Sponsor of the Plan, and the Planholder. The Bank of New York is appointed Custodian under each agreement. The Custodian performs only bare custodianship functions, while the Sponsor has assumed bookkeeping and administrative functions as set forth under the heading "Sponsor and Underwriter." No amendment adversely affecting outstanding Plans may be made without the Planholder's express consent.

      Certain optional provisions are extended to Planholders, including rights in the following respects:

(1)   Dividends and Other Distributions

      Dividends and other distributions received by Planholders are dependent upon the distributions made by a Fund. Dividends from net investment income (consisting of interest, earned discount and other income earned on portfolio securities less expenses) are generally declared daily and paid monthly by Government Fund and Insured Tax Exempt Fund. Unless you direct Administrative Data Management Corp. otherwise, dividends declared by either of these Funds are paid in additional shares of the applicable Fund at net asset value (without sales charge) generally determined as of the close of business on the first business day of the following month. Dividends from Global Fund's net investment income are generally declared and paid annually. Unless you direct Administrative Data Management Corp. otherwise, dividends declared by Global Fund are paid in additional shares of that Fund at net asset value (without sales charge) generally determined as of the close of business on the business day immediately following the record date of the distribution.

      Each Fund also distributes substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, after deducting any available capital loss carryovers, with its regular dividend at the end of the year. Global Fund also distributes any net realized gains from foreign currency transactions with that dividend. Insured Tax Exempt Fund also distributes any taxable income (including any net short-term capital gain) with that dividend. Unless you direct Administrative Data Management Corp. otherwise, these distributions are paid in additional shares of the applicable Fund at the net asset value (without sales charge) generally determined as of the close of business on the business day immediately following the record date of the distribution. Dividends and other distributions paid in Fund shares are added to your Plan account.

      In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution. You may elect to receive dividends and/or other distributions in cash by notifying Administrative Data Management Corp. by telephone or in writing prior to the record date. If you elect this form of payment, the payment date generally is two weeks following the record date of any such distribution. Your election remains in effect until you revoke it. Reference is made to the applicable Fund's Prospectus for additional information as to the payment of dividends and capital gain distributions by such Fund.

(2)   Declaration of Trust

      A Planholder may, without transferring his or her Plan, execute and file with the Sponsor from time to time revocable Declarations of Trust in a form acceptable to the Sponsor, declaring that the Plan and the Fund shares held thereunder are held in trust for the benefit of the person or persons named in such Declaration of Trust upon the terms therein stated. Declarations of Trust are not available to UGMA or UTMA accounts.

(3)   Partial Liquidation Without Termination

      After six months from the date of purchase of a Single Payment Plan and after making 20 payments or the equivalent thereof on a Periodic Payment Plan, a Planholder may at any time withdraw a portion of the Fund shares in his or her Plan account without terminating the Plan. In addition, if six months or more have elapsed from the date of a substantial prepayment on a Periodic Payment Plan (at least equal to initial payments 1-13), a Planholder may at any time redeem a portion of the Fund shares in his or her account without terminating the Plan. The liquidation must be for at least $50 and cannot be in excess of 80% of the value of the Planholder's account. The proceeds of the redemption of Fund shares or the Fund share certificate will be mailed to the Planholder or designee of the Planholder. Requests for partial liquidations must be in writing as more fully described under "Method of Selling Shares." Where a partial liquidation has been effected through the redemption of Fund shares, the Planholder may reinvest in his or her existing Plan in an amount equal to the proceeds of such redemption by sending a check payable to The Bank of New York, Custodian, c/o First Investors Corporation, 581 Main Street, Woodbridge, New Jersey 07095, Attention: Non-Retirement Dept. Such funds will be applied to the purchase of Fund shares at a net asset value based on the next price computation and held under the Planholder's account. The number of Fund shares may be more or less than the amount redeemed due to the purchase price in effect at the time the reinvestment is made. Where a partial liquidation has been effected through the withdrawal of Fund shares, rather than the redemption, such shares may at any time be replaced by redepositing the share certificate with the Custodian c/o First Investors Corporation, 581 Main Street, Woodbridge, NJ 07095. (There is a fee, currently $2.25, for each partial liquidation or reinvestment.) Reinvestment of such partial liquidation will be made only upon written request of the Planholder accompanied by the appropriate payment. The partial liquidation and reinvestment privilege is intended to facilitate the temporary use for emergency purposes of funds invested in a Plan. If a Planholder realizes a gain on liquidation, such gain is taxable for Federal income tax purposes even though all of such proceeds are reinvested.

(4)   Transfer or Assignment

      A Planholder may (a) assign his or her Plan and the Fund shares held thereunder to a bank or loan institution as security for a loan; or (b) transfer and assign his or her Plan and Fund shares to another person, in the form and manner acceptable to the Sponsor. If assignment is made without consent of the Sponsor it will not be recorded on the records of the Plan. (There is a fee, currently $2.25, for each assignment or transfer.)

(5)   Complete Withdrawal and Termination

      A Planholder of a Single Payment Plan or Periodic Payment Plan may, at any time, terminate his or her Plan by surrendering the Plan Certificate and other required documents, where applicable, to Administrative Data Management Corp., 581 Main Street, Woodbridge, New Jersey 07095, Attention: Non-Retirement Dept. and may request delivery of the Fund shares accumulated, registered in his or her name, or request their redemption and remittance to the Planholder of the proceeds of such redemption. (There is a fee, currently $2.25, for withdrawal or liquidation prior to completion of Periodic Payment Plans or before expiration of ten years for Single Payment Plans.) Requests for termination and complete liquidation or withdrawal must be in writing. Please refer to "Method of Selling Shares" for instructions on making a complete withdrawal or termination. Any adjustment in sales or other charges occasioned by virtue of termination by the Planholder through the exercise of the refund privileges (see "Refund Privileges") will be made at the same time. The redemption price is the net asset value of Fund shares effective after receipt of the request in "good order," as defined below, by Administrative Data Management Corp., 581 Main Street, Woodbridge, New Jersey 07095.

(6)   Reports, Receipts and Notices


      The Sponsor will mail to each Periodic Payment Planholder a receipt of each payment, including a statement of the number of shares held for his or her account, and notices of payments due in advance of their due date. The
Planholder will also be sent annual and semi-annual reports of a Fund, distribution notices and tax statements relating to the Global Fund Plan (TIN 13-3094384), the Government Fund Plan (TIN 13-3204580) or the Insured Tax Exempt Fund Plan (TIN 13-2873780), as applicable, and at least annually a current Fund Prospectus.


(7)   Voting Rights

      The Planholder will be sent notice of any meeting at which his or her Fund shares may be voted and will be sent voting instruction forms. The Sponsor will cause the Custodian to vote any Planholder's shares in accordance with the Planholder's instructions, or if the Planholder so requests, to give him or her a proxy or otherwise arrange for his or her exercise of voting rights at any meeting. If the Planholder does not exercise any of the above privileges, the Sponsor will cause the Custodian to vote his or her Fund shares for or against each matter on which the Planholder is entitled to vote, in the same proportion as indicated in the voting instructions given the Custodian on behalf of other Planholders.

(8)   Prepayment

      Planholders of Periodic Payment Plans may accelerate completion of a Plan by making full or partial payments in advance of their due dates. Such prepayments do not in any way accelerate the due dates of unpaid payments. Unpaid payments will be considered to be due on that date on which they would have originally been required if all prior payments (whether or not in fact made in advance) had been made when they were respectively due. In the event the Planholder makes a payment aggregating twelve or more monthly payments, the deductions therefrom for maintenance and custodian fees will be reduced by 50% of the scheduled fees. A Planholder considering advance payments should keep in mind that direct purchases of Fund shares enable the investor to put more of his or her money to work immediately and over the life of a Fund account than would be possible under the life of a Plan offered hereby.

(9)   Refund Privileges

      Within 45 days after the issuance of the Plan Certificate, Planholders of Periodic Payment Plans will receive a statement of charges to be deducted from the projected Plan payments and a notice of his or her right to withdraw from the Plan. Planholders electing to exercise this right of withdrawal will receive a full refund of all charges deducted from payments made plus the net asset value of Fund shares accumulated in his or her Plan account, provided the Planholder surrenders his or her Plan Certificate to the Sponsor, First Investors Corporation, 581 Main Street, Woodbridge, New Jersey 07095, Attention:
Non-Retirement Dept., so that it is received within 45 days after the mailing to the Planholder of such withdrawal notice. Please refer to "Method of Selling Shares" for instructions on making requests for refunds of sales charges.


      If a Planholder misses any three payments (which need not be consecutive) among the first fifteen payments due under his or her Plan or any one payment thereafter, but prior to the 18th payment, the Planholder will receive a separate written notice informing the Planholder of (1) the right to surrender his or her Plan Certificate, (2) the value of his or her Plan account at the time of the mailing of the notice, and (3) the amount to which he or she is entitled. Moreover, the Planholder has a right to request a refund of the portion of the sales charges which exceeds 15% of the gross payments he or she has made plus the then net asset value of the Fund shares accumulated in his or her Plan account, provided the Planholder surrenders his or her Plan Certificate so that it is received by the Sponsor at the address in the preceding paragraph within 18 months of the date the Plan Certificate was issued. Planholders will be sent notices setting forth these refund privileges not less than 30 days and not more than 60 days prior to the expiration of the 18 month right to receive a refund.


(10)  Completion of Plan

      Upon completion of all Plan payments, the Planholder may elect to terminate the Plan or have the Fund shares accumulated under the Plan held in his or her Plan account.

      A Planholder who elects to terminate the Plan account may either receive the proceeds from the redemption of the Fund shares held in his or her account or transfer those shares to a Fund account. Reference is made to "Method of Selling Shares" for instructions on how to terminate a Plan. Planholders who elect to receive the proceeds from the redemption of Fund shares will realize a gain or loss for Federal income tax purposes.

      As soon as possible after the close of each calendar year, the Planholder will be advised of the amount and nature of the distributions declared on his or her behalf during such year. Planholders who elect to have their investment remain in their Plan account may make no more payments or contributions into the account. Dividend and capital gain distributions will continue to be paid on the Fund shares held in the Planholder's account and annual maintenance and custodian fees will continue to be deducted from the Planholder's account.

                            METHOD OF SELLING SHARES

      A Planholder may, by written request filed with the Sponsor, direct the redemption of some but not all of the Fund shares credited to his or her Plan account or, upon surrender of the Plan Certificate, terminate the Plan and direct the redemption of all of his or her shares. The Sponsor will cause payment to be made by check within seven days after the written request for liquidation or termination "in good order" is received by Administrative Data Management Corp. Requests for liquidation or termination should be addressed to Administrative Data Management Corp., 581 Main Street, Woodbridge, New Jersey 07095-1198, Attention: Non-Retirement Department. "Good order" means that the request for liquidation or termination must include:

      (1) a letter of instruction specifying the account number, the name of the Plan and the number of Fund shares or dollar amount to be redeemed. This request must be signed by all registered Planholder(s) in the exact name(s) in which the account is registered;

      (2) required signature guarantees;

      (3) in the case of termination requests only, the Plan Certificate, if one was issued; and

      (4) other supporting legal documents, as required by Administrative Data Management Corp. In the case of estates, trusts, guardianships, custodianships, corporations, partnerships or other organizations, additional information may be required. Please call Administrative Data Management Corp. at 1-800-423-4026 for further information.

      If information is missing, your request is ambiguous or the value of your account is less than the amount indicated on your request, the redemption will not be processed. Administrative Data Management Corp. will seek additional information and process the redemption on the day it receives such information.

      If the shares being redeemed were recently purchased, payment may be delayed, normally not more than 15 days, to verify that the check has been honored.


      SIGNATURE GUARANTEES. A signature guarantee is designed to protect you, the Plans and their agents. Each Plan reserves the right to require signature guarantees in order to process certain transaction requests. A notary public is not an acceptable guarantor. Call Shareholder Services at 1-800-423-4026 for instances when signature guarantees are required.


      The redemption price of Fund shares will be the net asset value per share next determined after receipt by Administrative Data Management Corp. of the request "in good order," as noted above. To the extent that there are offsetting new purchases on the same day for the accounts of other Planholders, redemptions will be netted against those purchases. If, on any business day, there are more shares offered for redemption than required for new purchases, the excess will be presented to the Fund for redemption or repurchase at the next determined net asset value. For a discussion of emergency pricing practices when FIC's Woodbridge offices are unable to open for business due to an emergency, see the Prospectus of the applicable Fund. The right to receive cash, however, may be suspended during any period when the Fund shall have suspended the right to redeem its shares. The Board of Directors of each Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the Securities and Exchange Commission or the NYSE is closed for other than weekends and holidays, (b) the Securities and Exchange Commission has by order permitted such suspensions, or
(c) an emergency, as defined by rules of the Commission, exists during which time the sale of portfolio securities or valuation of securities held by a Fund are not reasonably practicable. For additional information regarding redemption rights and suspension thereof, refer to the Prospectus of the applicable Fund.

                       TERMINATION OF PLAN BY THE SPONSOR

      Either the Sponsor or the Custodian may, but is not required to, terminate a Plan as hereinafter provided, after:

      a) the expiration of 20 years from the date of inception of a Single Payment Plan;

      b) the expiration of 20 years from the date of inception of a Periodic Payment Plan providing for 120 payments over 10 years; or

      c) the expiration of 25 years from the date of inception of a Periodic Payment Plan providing for 180 payments over 15 years.

      If a Planholder fails to make a Plan payment on or before the due date, he or she will be considered in default. Should any Planholder continue in default for a period of two years or more, the Sponsor may terminate his or her Plan as hereinafter provided. As a matter of policy the power to terminate because of default will usually be exercised only when the default has continued over a comparatively long period and the dividend and capital gain distributions on the Fund shares are insufficient to cover maintenance and custodian charges.

      If the Sponsor or the Custodian shall determine to exercise its right to terminate any Plan for the reasons noted above, the Sponsor will mail to the Planholder at his or her address noted on its records a notice of termination. Within 60 days of the date of such notice of termination, the Planholder must surrender the Plan Certificate to the Sponsor and elect to receive either: (a) a share certificate for the amount of full Fund shares and the proceeds of any fractional Fund share accumulated in his or her Plan account or; (b) the proceeds from the redemption of all Fund shares in the account. If the Planholder fails to so elect, the Sponsor may, without further notice, either:
(a) cause the issuance of a share certificate in the Planholder's name for the amount of full Fund shares accumulated in his or her Plan account and the redemption of any fractional Fund share; or (b) cause the redemption of all Fund shares in the Plan account. The Sponsor will hold the share certificate or the net proceeds from the redemption of Fund shares for delivery or payment to the Planholder upon surrender of the Plan Certificate. If the Planholder does not surrender his or her Plan Certificate after an additional 60 days, the Sponsor may, without receiving a Plan Certificate, mail to the Planholder at his or her address noted on its records either: (a) a share certificate for the amount of full Fund shares and a check for the fractional Fund shares; or (b) a check representing the net proceeds of the redemption of all Fund shares in the Plan account. Reference is made to the applicable Fund's Prospectus for the method of redeeming share certificates. Planholders who elect to receive the proceeds from the redemption of Fund shares will realize a gain or loss for Federal income tax purposes.

      Furthermore, a Planholder who does not make the regularly scheduled second payment within a period of 60 days after it becomes due shall be considered in default. In such event, the Sponsor reserves the right to terminate the Plan by giving the Planholder written notice and refunding the entire initial payment, less deductions, upon surrender of the Plan Certificate.

      Reference is made to "Other Deductions" relative to charges made after completion of ten or fifteen years or in cases of default. Such deductions that cannot be satisfied from distributions available will be made from the redemption of Fund shares held in the Planholder's account.

      No interest will be payable on funds held for Planholders pending surrender of Plan Certificates. Any assets undelivered to the Planholder shall be held by the Custodian in custody, subject to disposition under applicable state law.

      Any notice required or permitted to be given to the Planholder shall be conclusively deemed to have been given when such notice is enclosed in an envelope, addressed to the Planholder at the Planholder's address, as noted on the records, and deposited in the United States Mail, postage prepaid. The date of the mailing of such notice shall be deemed to be the date of giving such notice.

                               EXCHANGES OF PLANS

      You may exchange at relative net asset value of the underlying Fund shares into or from any other single or periodic payment plan of the same type and denomination for which FIC is the Sponsor without paying an additional sales charge. If a Planholder elects to exercise this exchange privilege, he or she pays the same sales charge on additional payments, and has the same rights and privileges, under the new plan as under the current plan. Exchanges can only be made into accounts registered to identical owners. If your exchange is into a new account, it must meet the minimum investment and other requirements of the Plan into which the exchange is being made. Additionally, the Plan must be available for sale in the state where you reside. A $10.00 exchange fee is charged for each such exchange. A check for the fee may be submitted to Administrative Data Management Corp. If the exchange fee is not submitted with the request, it will be deducted from your Plan account. In addition, the $2.25 redemption fee applicable to Plan liquidations (see "Other Deductions") is charged for each exchange.

      Before exchanging your Plan, you should read the Prospectus for the underlying Fund investment into which the exchange is to be made. You may obtain this Prospectus and information with respect to which plans qualify for the exchange privilege free of charge by calling Shareholder Services at 1-800-423-4026. Exchange requests received in "good order" by Administrative Data Management Corp., 581 Main Street, Woodbridge, New Jersey 07095, Attention:
Non-Retirement Dept., before the close of regular trading on the NYSE, generally 4:00 P.M. (New York City time), will be processed at the net asset value of the underlying Fund shares determined as of the close of regular trading on the NYSE on that day; exchange requests received after that time will be processed on the following trading day.

      Exchanges should be made for investment purposes only. A pattern of frequent exchanges may be contrary to the best interests of a Fund's other shareholders. Accordingly, the Sponsor has the right, at its sole discretion, to limit the amount of an exchange, impose a holding period, reject any exchange, or, upon 60 days' notice, materially modify or discontinue the exchange privilege. The Sponsor in consultation with the Funds' investment adviser, will consider all relevant factors in determining whether a particular frequency of exchanges is contrary to the best interests of a Fund and its other shareholders. Any such restriction will be made by the Sponsor on a prospective basis only, upon notice to the Planholder not later than ten days following such Planholder's most recent exchange.

      An exchange between Plans will result in a taxable gain or loss to you, depending on whether the redemption proceeds from the underlying Fund shares are more or less than your adjusted basis for the Plan you are presently participating in (which normally includes the sales charges paid under such Plan). Please refer to "Taxes" and the applicable Fund's Prospectus.

                         SUBSTITUTION OF OTHER SHARES AS
                      THE UNDERLYING INVESTMENT OF THE PLAN

      Subject to prior approval of the Securities and Exchange Commission, the Sponsor may, whenever the Sponsor deems it to be in the best interest of the Planholders, substitute other shares as the underlying investment of any Plan. Such substitution may include shares previously purchased or may affect only shares to be purchased. Shares to be substituted must be generally comparable to the shares previously purchasable under such Plan and as a matter of policy will be limited to shares registered with the Securities and Exchange Commission. Before any substitution may be made by the Sponsor it shall:

      (1) Apply for and receive prior approval from the Securities and Exchange Commission permitting such substitution under the provisions of Section 26(b) of the Investment Company Act of 1940, as amended;

      (2) Notify the Custodian of the proposed substitution;

      (3) Give written notice of the proposed substitution to the Planholders, describing the new shares and notifying them that unless they surrender their Plan Certificates to the Sponsor for termination within 30 days, they will be conclusively deemed to have authorized the substitution; and

      (4) In the case of substitution of new shares for shares previously purchased, furnish new shares which have an aggregate net asset value at least equal to the aggregate value of the shares previously purchased, based on their published or quoted bid price.

      Unless the Sponsor shall receive from the Planholder, within 30 days from the date of the Sponsor's notice, written notice that he or she desires to make a complete withdrawal, the Sponsor is authorized to cause the purchase of new shares and, if the old shares are to be exchanged, to exchange the old shares for the substituted shares.

      In the event of substitution the Planholder is required to be advised in writing within 5 days after such substitution is made. Any expenses and charges involved in such substitution, other than proper transfer taxes and charges, will be borne by the Sponsor.

      In the event that shares used as the underlying investment of a Plan may not be purchasable for a period of 90 days, and if the Sponsor does not substitute other shares, it is agreed that such Plan will be terminated, and the Sponsor is authorized to complete such termination.

                             SPONSOR AND UNDERWRITER

      First Investors Corporation (TIN 13-2608328), 95 Wall Street, New York, N.Y., 10005, was organized under the laws of the State of New York in February 1968. It is a member of the National Association of Securities Dealers, Inc. First Investors Corporation is the Sponsor and the Underwriter of the Plans. The Plans are offered for sale by registered representatives of the Underwriter.

      First Investors Corporation also acts as the Sponsor and Underwriter of Periodic and/or Single Payment Plans for investment in First Investors High Yield Fund, Inc. and First Investors Fund For Income, Inc. and as underwriter for the First Investors family of mutual funds.

      First Investors Consolidated Corporation owns all of the outstanding stock of First Investors Corporation and Administrative Data Management Corp. and all of the outstanding voting common stock of First Investors Management Company, Inc., the investment adviser to the Funds. Mr. Glenn O. Head controls First Investors Consolidated Corporation and therefore controls First Investors Management Company, Inc.


      The Sponsor and its administrative agent, Administrative Data Management Corp., a subsidiary of First Investors Consolidated Corporation, the Sponsor's parent organization, are responsible for the performance of all regular bookkeeping and administrative services with respect to the Plans, as more fully set forth below. In addition, the Sponsor is responsible for the performance of certain special administrative services, specifically: causing the mailing to Planholders of prospectuses, when applicable, annual and semiannual reports of the Funds, and required dividend and tax notices; and causing an independent annual audit of the records of the Custodian and the preparation and filing of required tax returns. The Sponsor receives all of the maintenance and custodian fees deducted from payments or imposed on an annual basis as set forth on pages 3 through 5 and all of the fees for specific services as set forth under "Other Deductions." For the year ended December 31, 1996, these fees amounted to $29,567 with respect to the Global Fund Plan, $102,788 with respect to the Government Fund Plan, and $75,718 with respect to the Insured Tax Exempt Fund Plan, all of which were paid to Administrative Data Management Corp. The Sponsor assumes no duties or obligations not specifically imposed upon it by the Plans.


      In general, and without limitation, the bookkeeping and administrative services assumed by the Sponsor and Administrative Data Management Corp. are comprised of the maintenance of all records relating to the Planholders and their accumulated Fund shares, the processing of payments from Planholders, the processing of proceeds to withdrawing or terminating Planholders, the placement of orders with the underwriter of a Fund's shares for the purchase and redemption of Fund shares on behalf of the Planholders, the calculation of the number of shares to be purchased or redeemed or credited as dividend or capital gain distributions, the causing of the mailing of all required notices and other information to Planholders and the handling of all contact and correspondence with and inquiries from Planholders.

      First Investors Corporation paid its three highest paid officers aggregate compensation from salaries or commissions of $1,510,325 during 1996. The aggregate remuneration paid to all other officers during 1996 was $1,417,388. Compensation of sales officers, sales supervisory personnel and registered representatives totaled $28,299,685 while administrative personnel excluding officers received $5,275,023 during 1996. The aggregate directors fees paid in 1996 totalled $15,000.


      A blanket fidelity bond in an amount of $5,000,000 is carried with Gulf Insurance Company covering the acts of Directors, Officers, Employees and Sales Personnel of the Sponsor. An excess blanket fidelity bond in an amount of $20,000,000 is carried with the ICI Mutual Insurance Company, covering the acts of Directors, Officers and Employees of the Sponsor. A $30,000,000 Directors and Officers/Errors and Omissions Liability Insurance Policy is also carried with ICI Mutual Insurance Company.

                                    CUSTODIAN

      The Bank of New York (TIN 13-4941102), 48 Wall Street, New York, N.Y., 10286, acts as Custodian under Custodian Agreements dated November 12, 1987. The Custodian is subject to supervision by the New York State Banking Commission. The duties of the Custodian under the provisions of the Custodian Agreements are minimal. The Custodian holds all securities, cash, checks and other property in which the funds of the Planholders are invested or are to be invested, all funds held for such investment, all redemption proceeds, and other special funds of the Planholders, and all income upon, accretions to, and proceeds of such property and funds to the extent such assets are delivered to it. All such assets are held subject to such disbursements as the Sponsor may direct and subject to a charge for the fees of the Custodian. The Sponsor directs the Custodian to make disbursements in accordance with the provisions of the Plan.

      The Custodian assumes no duties or obligations not specifically imposed upon it by the Plans. Without limiting the generality of the foregoing, the Custodian assumes no responsibility for the choice of the investment, the investment policies of the investment adviser to the Funds, or for any acts or omissions on the part of the Sponsor. The Custodian specifically does not assume the duties of investment ordinarily imposed upon a trustee, and its only obligations are, as set forth above, to function as bare Custodian under the Plans. The Custodian may not resign its custodianship under the Plans unless a Plan has been terminated or unless a successor Custodian has been designated and has accepted the custodianship.

      The Custodian shall have a lien upon the Fund shares held for Planholders and the proceeds from any redemption thereof for its fees and reimbursable expenses to the extent that payments by the Planholder and distributions received on such Fund shares may be insufficient to pay the same. For the fiscal year ended December 31, 1996 there were no fees paid to the Custodian for services rendered on behalf of the Plans.

                                      TAXES

      Under the Internal Revenue Code of 1986, as amended ("Code"), you are deemed, for Federal income tax purposes, to be the owner of the underlying Fund shares accumulated in your Plan account. Each Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under the Code, so that it will be relieved of Federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and, for Global Fund, net gains from certain foreign currency transactions) and net capital gain that is distributed to its shareholders. In addition, Insured Tax Exempt Fund intends to continue to qualify to pay "exempt-interest dividends."

      For Global Fund and Government Fund, dividends from a Fund's investment company taxable income are taxable to you as ordinary income, to the extent of the Fund's earnings and profits, whether paid in cash or in additional shares of the applicable Fund. For Insured Tax Exempt Fund, distributions by the Fund of the excess of interest income from municipal instruments over certain amounts disallowed as deductions, which are designated by the Fund as "exempt-interest dividends," generally may be excluded by you from gross income. Distributions of each Fund's net capital gain, when designated as such, are taxable to you as long-term capital gain, whether paid in cash or in additional shares of the applicable Fund, regardless of the length of time you have owned the shares. If you purchase shares shortly before the record date for a dividend or other distribution, you will pay full price for the shares and receive some portion of the price back as a taxable distribution. You will receive an annual statement following the end of each calendar year describing the tax status of distributions paid by the applicable Fund during that year.

      The Sponsor is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to you (if you are an individual or certain other non-corporate shareholder) if the Sponsor is not furnished with your correct taxpayer identification number, and that percentage of dividends and such distributions in certain other circumstances.

      If you itemize deductions for Federal income tax purposes, you may deduct maintenance and custodian fees deducted from payments and/or dividend and capital gain distributions only if the requirements applicable to the deductibility of "miscellaneous itemized deductions" are satisfied. The sales charges paid in acquiring your Plan should be included for tax purposes in the cost of the Plan and reinvested dividends or distributions.

      The foregoing is only a summary of some of the important Federal tax considerations generally affecting each Fund and its shareholders; see the applicable Fund's Prospectus and Statement of Additional Information for a further discussion. There may be other Federal, state or local tax considerations applicable to a particular investor. You therefore are urged to consult your own tax advisor.

              OFFICERS AND DIRECTORS OF FIRST INVESTORS CORPORATION

      The following sets forth the officers and directors of First Investors Corporation as well as information as to their other affiliations:


GLENN O. HEAD
      Chairman of the Board and Director, 95 Wall Street, New York, NY 10005. Chairman of the Board and Director of First Investors Management Company, Inc., First Investors Consolidated Corporation and Administrative Data Management Corp., and an officer and/or director of other affiliated companies of First Investors Corporation as well as the 14 investment companies of the First Investors Group.

MARVIN HECKER
      President, 95 Wall Street, New York, NY 10005. Prior to March 1995, First Vice President, Executive Sales.

LAWRENCE A. FAUCI
      Senior Vice President and Director, 95 Wall Street, New York, NY 10005. Senior Vice President of First Investors Consolidated Corporation.

LOUIS RINALDI
      Senior Vice President, 581 Main Street, Woodbridge, NJ 07095. Senior Vice President of Administrative Data Management Corp.

KATHRYN S. HEAD
      Vice President, Chief Financial Officer and Director, 581 Main Street, Woodbridge, NJ 07095. President of First Investors Consolidated Corporation, First Investors Management Company, Inc. and Administrative Data Management Corp., Chairman, President and Director of First Financial Savings Bank, S.L.A., President and Director of Administrative Data
      Management Corp. and an officer and/or director of other affiliated companies of First Investors Corporation as well as the investment companies of the First Investors Group.

JOHN T. SULLIVAN
      Director, 95 Wall Street, New York, NY 10005. Director of First Investors Management Company, Inc., First Investors Consolidated Corporation and Administrative Data Management Corp. and an officer and/or director of certain affiliated companies of First Investors Corporation as well as the investment companies of the First Investors Group.

ROGER L. GRAYSON
      Director, 95 Wall Street, New York, NY 10005. President and Director, First Investors Resources. A commodities portfolio manager and a director of the investment companies of the First Investors Group.

JEREMY J. LYONS
      Director, 56 Weston Avenue, Chatham, NJ 07928. Publisher, Springer-Verlag Inc. (publishing), New York, NY. Prior to September 1993, with W.H. Freeman & Co. (publishing), New York, NY.

MARY JANE KRUZAN
      Director, 232 Adair Street, Decatur, GA 30030. Corresponding Secretary of charitable organization.

ANNE CONDON
      Vice President, 581 Main Street, Woodbridge, NJ 07095. Senior Vice President of Administrative Data Management Corp.

FREDERICK MILLER
      Vice President, 581 Main Street, Woodbridge, NJ 07095. Senior Vice President of Administrative Data Management Corp.

MATTHEW SMITH
      Vice President, 581 Main Street, Woodbridge, NJ 07095.

LARRY R. LAVOIE
      Secretary and General Counsel, 95 Wall Street, New York, NY 10005. Officer of certain affiliated companies of First Investors Corporation. Prior to March 1993, a partner in the law firm of Kirkpatrick & Lockhart LLP.

JOSEPH I. BENEDEK
      Treasurer, 581 Main Street, Woodbridge, NJ 07095. Officer of other affiliated companies of First Investors Corporation as well as the investment companies of the First Investors Group.

ROBERT J. MURPHY
      Comptroller, 581 Main Street, Woodbridge, NJ 07095. Officer of other affiliated companies of First Investors Corporation.

HOWARD M. FACTOR
      Vice President, 95 Wall Street, New York, NY. Prior to June 1994, Vice President, Oppenheimer Capital.

OTHER OFFICERS
Gary Abbott, Associate Vice President
Philip Adriani, Jr., Associate Vice President
Robert Flanagan, Associate Vice President

Concetta Durso, Assistant Vice President and Assistant Secretary Randy Pagan, Assistant Vice President
Mark Segal,  Assistant Vice President
Iris Goldberg, Assistant Vice President
Elizabeth Reilly, Assistant Vice President
Carol  Lerner  Brown,  Assistant  Secretary
Frank  Williams, Assistant Secretary



SALES OFFICERS

ALVIN BLUMENFELD, Executive Vice President..........Scarsdale Division Executive
MYRON FELTHEIMER, Executive Vice President....................Penn Plaza Complex

HOWARD FROMAN, Executive Vice President.............Scarsdale Division Executive
JOHN BUCSEK, Senior Vice President.........................Grand Central Complex
CONRAD CHARAK, Senior Vice President..........................Penn Plaza Complex
BRUCE COBEY, Senior Vice President..................Scarsdale Division Executive
GEORGE KECHEJIAN, Senior Vice President.............Scarsdale Division Executive

Thomas Barden, Senior Vice President,...........................Executive Office
John Murphy, Senior Vice President...........................Springfield Complex
Richard Nadeau, SeniorVice President............................Executive Office
Stuart Rudnick, Senior Vice President..........................Scarsdale Complex
Jay Stainsby, Senior Vice President..............................Buffalo Complex
Bruce Katz, Regional Vice President................................Miami Complex
Andrew Levenson, Regional Vice President..........................Boston Complex
James Morton, Regional Vice President............................Chicago Complex
Paul Prete, Regional Vice President............................New Haven Complex
Ronald Rovelli, Regional Vice President..........................Norfolk Complex
Salvatore Talamo, Regional Vice President...................Indianapolis Complex


                                                            SALES OFFICE   STATE

Sam Agust, Vice President.....................................Penn Plaza    NY
Paul Caccomo, Vice President................................Oakland Park    FL
Avra Cohn, Vice President.........................................Skokie    IL
Denis Collins, Vice President................................New Orleans    LA
John Cupo, Vice President......................................Scarsdale     NY
Richard Di Paolo, Vice President................................Columbus    OH
Steven Domenitz, Vice President.............................Philadelphia    PA
Ben Gardner, Vice President..................................Wall Street    NY
John Golden, Vice President..................................Garden City    NY
Gus Graff, Vice President.....................................Hicksville    NY
James Hoysick, Vice President.....................................Denver    CO
Brian Kennedy, Vice President..................................Cleveland    OH
Mary McConnell, Vice President................................Penn Plaza    NY
Thomas Morin, Vice President....................................Richmond    VA
Loren Morse, Vice President...................................Binghamton    NY
Fred Nero, Vice President.........................................Albany    NY
James Reilly, Vice President................................Jersey Shore    NJ
Richard Risley, Vice President..................................Hartford    CT
Malvin Scherr, Vice President.................................Penn Plaza    CA
Norman Wigutow, Vice President................................Washington    DC
Frank Williams, Vice President...............................Wall Street    NY
Max Zwiebel, Vice President...................................Penn Plaza    NY

Frank Cimino, Senior Resident Vice President..............Central Jersey    NJ
Philip Franco, Senior Resident Vice President.............Central Jersey    NJ
Albert Gallo, Senior Resident Vice President..................Penn Plaza    NY
Peter Kulas, Senior Resident Vice President...............Central Jersey    NJ
Louis Lomardi, Senior Resident Vice President..............Grand Central    NY
Richard Paul, Senior Resident Vice President..............Central Jersey    NJ
Edmund Reichard, Senior Resident Vice President..............Wall Street    NY
Buddy Schiff, Senior Resident Vice President.................Garden City    NY
Jack Tuck, Senior Resident Vice President.....................Lauderhill    FL

Janice Barlow, Resident Vice President.............................Tampa    FL
Steve Cooper, Resident Vice President.............................Tucson    AZ
Garrett Cutler, Resident Vice President....................Grand Central    NY
Rufus Ensley, Resident Vice President.........................Penn Plaza    NY
Milton Fried, Resident Vice President.........................Penn Plaza    NY
Christine Froman, Resident Vice President......................Scarsdale    NY
Sal Gallo, Resident Vice President............................Penn Plaza    NY
Peter Hesbacher, Resident Vice President....................Jersey Shore    NJ
Walter Markowitz, Resident Vice President..................Grand Central    NY
Hyman Morgenstein, Resident Vice President....................Penn Plaza    NY
William Newman, Resident Vice President........................New Haven    CT
Alvin Person, Resident Vice President.........................Penn Plaza    NY
Henia Reiser, Resident Vice President.........................Penn Plaza    NY
Frank Sautner, Resident Vice President....................Central Jersey    NJ
Bernard Shultz, Resident Vice President.......................Penn Plaza    NY
Gregory Steinmetz, Resident Vice President.........................Miami    FL
Sanford Zipser, Resident Vice President.......................Hicksville    NY

Cynthia Bordeaux, Associate Vice President.....................Beaverton    OR
Dennis Burd, Associate Vice President.........................Pittsburgh    PA
Jack Cline, Associate Vice President..........................Fort Worth    TX
Michael Fioroni, Associate Vice President....................Springfield    MA
Robert Flood, Associate Vice President.............................Tampa    FL
Gregory Gelineau, Associate Vice President..............Narragansett Bay    RI
John Gentry, Associate Vice President...................Nebraska Central    NE
Dino Giovannone, Associate Vice President.......................Wheeling    WV
Robert Graef, Associate Vice President.........................New Haven    CT
Alan Kasser, Associate Vice President............................Houston    TX
Christopher Kinsky, Associate Vice President......................Denver    CO
Joy Kourkounis, Associate Vice President.........................Buffalo    NY
Stephen Krise, Associate Vice President........................Charlotte    NC
Christopher Long, Associate Vice President.....................New Haven    CT
Vincent Martucci, Associate Vice President..................North Jersey    NJ
John Timothy McCue, Associate Vice President.................Wall Street    NY
Luciano Miceli, Associate Vice President.........................Buffalo    NY
Donald Skelly, Associate Vice President............................Tampa    FL
Timothy Smith, Associate Vice President.........................Newburgh    NY
William Stead, Associate Vice President..........................Phoenix    AZ
Forrest Strickland, Associate Vice President...................Beaverton    OR
Howard Washburn, Associate Vice President........................Seattle    WA
Terry Wasserman, Associate Vice President....................Center City    PA

Rupi Arora, Assistant Vice President..........................Penn Plaza    NY
Kofi Awere, Assistant Vice President.......................Grand Central    NY
Vera Baker, Assistant Vice President.........................Garden City    NY
Sandro Barone, Assistant Vice President......................Wall Street    NY
Arnie Bergman, Assistant Vice President..........................Seattle    WA
Nicholas Bollas, Assistant Vice President.........................Boston    MA

Catherine Bucsek, Assistant Vice President......................Hamilton    NJ
Robert Bugdal, Assistant Vice President...................Central Jersey    NJ
Kelle Cline, Assistant Vice President.........................Fort Worth    TX
Paul Corapi, Assistant Vice President.......................Jersey Shore    NJ
Lisa Danielson, Assistant Vice President.....................Center City    PA
Curtis Davis, Assistant Vice President..........................San Jose    CA
Theodore Davis, Assistant Vice President..........................Albany    NY
Jay Epstein, Assistant Vice President............................Buffalo    NY
Johnny Fu, Assistant Vice President..........................Wall Street    NY
Jack Gardner, Assistant Vice President.......................Wall Street    NY
Anne Geddes, Assistant Vice President............................Detroit    MI
Henry Golinski, Assistant Vice President...................Grand Central    NY
Herman Groen, Assistant Vice President........................Penn Plaza    NY
William Henderson, Assistant Vice President........................Astro    TX
Steven Hurter, Assistant Vice President..........................Seattle    WA
Ronald Hoffer, Assistant Vice President.....................Indianapolis    IN
Fredrick Johnson, Assistant Vice President....................Alexandria    VA
Kevin Keating, Assistant Vice President.........................Wheeling    WV
Rena Komarmy, Assistant Vice President...........................Detroit    MI
Gregory Knupp, Assistant Vice President.........................Syracuse    NY
Robert Kunin, Assistant Vice President......................North Jersey    NJ
Robert McGeorge, Assistant Vice President......................Keeneland    KY
Joyce Messecar, Assistant Vice President...........................Tampa    FL
Kathleen Morton, Assistant Vice President........................Chicago    IL
Karol Noble, Assistant Vice President...........................Hartford    CT
Susan Perry, Assistant Vice President..........................Beaverton    OR
Anthony Philbin, Assistant Vice President.....................Penn Plaza    NY
Mark Phillips, Assistant Vice President............................Tampa    FL
David Roy, Assistant Vice President...............................Boston    MA
Harvey Sanders, Assistant Vice President.....................Wall Street    NY
Tim Scrodin, Assistant Vice President.............................Albany    NY
Stephen Scully, Assistant Vice President.........................Chicago    IL
Peter Shalvoy, Assistant Vice President....................Grand Central    NY
Judith Shedden, Assistant Vice President......................Penn Plaza    NY
Robert Stutzman, Assistant Vice President...............Nebraska Central    NE
Albert Troisi, Assistant Vice President...........................Elmira    NY
Leslie Troisi, Assistant Vice President...........................Elmira    NY
Anthony Trozzi, Assistant Vice President......................Penn Plaza    NY
Camille Vaccaro, Assistant Vice President...................Philadelphia    PA
Anthony Valente, Assistant Vice President......................Scarsdale    NY
Landon Vath, Assistant Vice President........................Twin Cities    MN
Dan White, Assistant Vice President...........................Penn Plaza    NY
Casey Winningham, Assistant Vice President......................San Jose    CA
Mary Wong, Assistant Vice President.....................Nebraska Central    NE

                         STATISTICAL DATA APPLICABLE TO
                              FIRST INVESTORS PLANS


                        CONTRACTUAL PLAN VS. OPEN ACCOUNT
                  COST COMPARISON ($50 PER MONTH--10 YEAR PLAN)

                                                                                        THE UNDERLYING FUND
                            FIRST INVESTORS PLAN                                       UNDER AN OPEN ACCOUNT
----------------------------------------------------------------------------------------------------------------
                                             Maintenance             %       % Net            % Sales    % Net
                                                 and               Total  Investment  Total  Charges  Investment
                          Total     Sales     Custodian    Total   Sales   to Total   Sales  to Total to Total
                         Payments   Charge      Fees      Charges  Charge  Payments  Charges Payments Payments
                         --------   ------   -----------  -------  ------ ---------- ------- -------- -----------
6 Months..........       $ 350.00  $173.25   $  10.50     $183.75  49.50%   47.50%  $ 21.53    6.25%    93.75%
1 Year............         650.00   321.75      19.50      341.25  49.50    47.50     39.98    6.25     93.75
2 Years...........       1,250.00   327.03      37.50      364.53  26.16    70.84     76.88    6.25     93.75
10 Years..........       6,000.00   368.83     180.00      548.83   6.15    90.85    369.00    6.25     93.75

                          $6,000 TEN-YEAR PAYMENT PLAN

      These illustrations are in terms of an assumed investment of $50 per month for the period January 1, 1987 to December 31, 1996 with dividend and capital gain distributions paid in additional Fund shares. The Plans provide for ten years of investing and an additional ten years during which dividends from investment income and distributions from capital gains on accumulated Fund shares are paid in shares.

      The period covered was one of fluctuating securities prices. The results shown should not be considered as a representation of the dividend income or capital gain (or loss) which may be realized from an investment made in the applicable Fund today. Programs of the types illustrated do not assure a profit, or protect against depreciation in declining markets.


      The tables below were computed at the maximum sales charge of 6.25%. Prior to May 1, 1992, the maximum sales charge was 8.75%.

                  Illustration Of A Plan Under First Investors
                  Corporation Contractual Plans For Investment
                      In First Investors Global Fund, Inc.


                                                              DEDUCTIONS*
                                                              -----------              BALANCE
                                                                                       INVESTED
     MONTHLY PAYMENTS               Annual                          Maintenance    AFTER DEDUCTIONS
-----------------------            Dividend      Total                 and         ----------------
Year                              Income Re-  Cumulative     Sales   Custodian
Ended    Annually    Cumulative    invested     Cost (a)     Charge    Fees      Annually   Cumulative
------------------------------------------------------------------------------------------------------
1987      600.00      1,250.00        1.15      1,251.32      9.36     12.00      579.79       895.21
1988      600.00      1,850.00         .00      1,851.32      9.36     12.00      578.64     1,473.85
1989      600.00      2,450.00      138.06      2,589.38      9.36     12.00      716.70     2,190.55
1990      600.00      3,050.00        8.56      3,197.94      9.36     12.00      587.20     2,777.75
1991      600.00      3,650.00         .00      3,797.94      9.36     12.00      578.64     3,356.39
1992      600.00      4,250.00       39.32      4,437.26      9.36     12.00      617.96     3,974.35
1993      600.00      4,850.00       15.02      5,052.28      9.36     12.00      593.66     4,568.01
1994      600.00      5,450.00       32.73      5,685.01      9.36     12.00      611.37     5,179.38
1995      550.00      6,000.00       46.58      6,281.59      8.58     11.00      577.00     5,756.38
1996      550.00      6,000.00       51.23      6,251.30      8.58     11.00      581.65     5,726.09
                                   $251.30                                                  $1,740.53
                                   =======                                                  =========

           Annual
           Capital           No. of            Net
         Gain Distri-        Shares           Asset            Total
           bution          Re-Accumu-         Value          Value of
          invested          lated(b)         Reinvest         Shares
         --------------------------------------------------------------
           100.61          277.531(c)        3.87(c)        1,074.04(c)
              .00          414.495(c)        4.46(c)        1,848.65(c)
           265.49          607.279(c)        5.29(c)        3,212.51(c)
            58.00          733.982(c)        4.63(c)        3,398.34(c)
              .00          848.734(c)        5.41(c)        4,591.65(c)
              .00          966.694(c)        5.11(c)        4,939.81(c)
              .00        1,075.099(c)        6.27(c)        6,740.87(c)
           192.89        1,207.666(c)        5.84(c)        7,052.77(c)
           355.82        1,355.164(c)        6.57(c)        8,903.43(c)
         1,054.31        1,359.073(c)        6.59(c)        8,956.29(c)


* Under the terms of this Plan, out of the initial double payment of $100, $49.50 is deducted as a sales charge, with $24.75 being deducted as a sales charge from each of the next 11 payments. Additional deductions include $2.00 from the initial payment and $1.00 from each of the next 11 payments for maintenance and custodian fees. Total deductions from the first 13 payments equal $334.75, or 52% of the total of the first 13 monthly payments. If all of the first 10 years' payments are made, total sales charges and other deductions amount to 10.75% of the total agreed payments.

(a) Reflects the cumulative total of monthly payments plus the cumulative amount of dividends paid in shares.

(b) Shares purchased include 1,036.003 from net payments invested, 43.728 from net dividend income and 279.342 from capital gain distributions.

(c) Reflects a 5-for-1 stock split on April 1, 1987.

                  Illustration Of A Plan Under First Investors
                  Corporation Contractual Plans For Investment
                    In First Investors Government Fund, Inc.


                                                              DEDUCTIONS*
                                                              -----------              BALANCE
                                                                                       INVESTED
     MONTHLY PAYMENTS               Annual                          Maintenance    AFTER DEDUCTIONS
-----------------------            Dividend      Total                 and         ----------------
Year                              Income Re-  Cumulative     Sales   Custodian
Ended    Annually    Cumulative    invested     Cost (a)     Charge    Fees      Annually   Cumulative
------------------------------------------------------------------------------------------------------
1987     600.00       1,250.00       56.53    1,327.80       9.36      12.00       635.17       971.69
1988     600.00       1,850.00      113.20    2,041.00       9.36      12.00       691.84     1,663.53
1989     600.00       2,450.00      181.03    2,822.03       9.36      12.00       759.67     2,423.20
1990     600.00       3,050.00      229.32    3,651.35       9.36      12.00       807.96     3,231.16
1991     600.00       3,650.00      276.35    4,527.70       9.36      12.00       854.99     4,086.15
1992     600.00       4,250.00      310.39    5,438.09       9.36      12.00       889.03     4,975.18
1993     600.00       4,850.00      359.56    6,397.65       9.36      12.00       938.20     5,913.38
1994     600.00       5,450.00      386.31    7,383.96       9.36      12.00       964.95     6,878.33
1995     550.00       6,000.00      475.08    8,409.04       8.58      11.00     1,005.50     7,883.83
1996     550.00       6,000.00      416.32    8,265.23       8.58      11.00       946.74      7740.02
                                 ---------
                                 $2,265.23
                                 =========


           Annual
           Capital           No. of            Net
         Gain Distri-        Shares           Asset            Total
           bution          Re-Accumu-         Value          Value of
          invested          lated(b)         Reinvest         Shares
         --------------------------------------------------------------

           10.33            85.174            10.83             922.43
             .00           148.202            10.73           1,590.21
             .00           218.006            11.01           2,400.25
             .00           292.408            11.08           3,239.88
             .00           368.036            11.88           4,372.27
             .00           443.802            11.83           5,250.18
             .00           523.443            11.55           6,045.77
             .00           612.042            10.50           6,426.44
             .00           703.818            11.31           7,960.18
             .00           693.715            11.05           7,665.55
          ------
          $ 3.24
          ======



* Under the terms of this Plan, out of the initial double payment of $100, $49.50 is deducted as a sales charge, with $24.75 being deducted as a sales charge from each of the next 11 payments. Additional deductions include $2.00 from the initial payment and $1.00 from each of the next 11 payments for maintenance and custodian fees. Total deductions from the first 13 payments equal $334.75, or 52% of the total of the first 13 monthly payments. If all of the first 10 years' payments are made, total sales charges and other deductions amount to 10.75% of the total agreed payments.

(a) Reflects the cumulative total of monthly payments plus the cumulative amount of dividends paid in shares.

(b) Shares purchased include 490.647 from net payments invested, 202.763 from net dividend income and .305 from capital gain distributions.

   Illustration Of A Plan Under First Investors Corporation Contractual Plans
        For Investment In First Investors Insured Tax Exempt Fund, Inc.

                                                              DEDUCTIONS*
                                                              -----------              BALANCE
                                                                                       INVESTED
     MONTHLY PAYMENTS               Annual                          Maintenance    AFTER DEDUCTIONS
-----------------------            Dividend      Total                 and         ----------------
Year                              Income Re-  Cumulative     Sales   Custodian
Ended    Annually    Cumulative    invested     Cost (a)     Charge    Fees      Annually   Cumulative
------------------------------------------------------------------------------------------------------
1987       600.00     1,250.00      49.45       1,315.02      9.36    12.00       628.09       958.91
1988       600.00     1,850.00      97.57       2,012.59      9.36    12.00       676.21     1,635.12
1989       600.00     2,450.00     146.06       2,758.65      9.36    12.00       724.70     2,359.82
1990       600.00     3,050.00     196.29       3,554.94      9.36    12.00       774.93     3,134.75
1991       600.00     3,650.00     246.69       4,401.63      9.36    12.00       825.33     3,960.08
1992       600.00     4,250.00     287.78       5,289.41      9.36    12.00       866.42     4,826.50
1993       600.00     4,850.00     319.93       6,209.34      9.36    12.00       898.57     5,725.07
1994       600.00     5,450.00     346.49       7,155.83      9.36    12.00       925.13     6,650.20
1995       550.00     6,000.00     379.52       8,085.35      8.58    11.00       909.94     7,560.14
1996       550.00     6,000.00     358.37       7,960.85      8.58    11.00       888.79     7,435.64
                                ---------
                                $1,960.85
                                =========


           Annual
           Capital           No. of            Net
         Gain Distri-        Shares           Asset            Total
           bution          Re-Accumu-         Value          Value of
          invested          lated(b)         Reinvest         Shares
         --------------------------------------------------------------
             .00             97.526            9.63             939.18
             .00            166.534            9.91           1,650.35
             .00            238.990           10.02           2,394.68
             .00            317.219            9.93           3,149.98
             .00            399.343           10.23           4,085.28
           22.61            485.865           10.32           5,014.13
           86.38            579.029           10.56           6,114.55
             .00            673.146            9.42           6,341.04
             .00            764.651           10.37           7,929.43
             .00            748.695           10.14           7,591.77
          ------
          $90.21
          ======



* Under the terms of this Plan, out of the initial double payment of $100, $49.50 is deducted as a sales charge, with $24.75 being deducted as a sales charge from each of the next 11 payments. Additional deductions include $2.00 from the initial payment and $1.00 from each of the next 11 payments for maintenance and custodian fees. Total deductions from the first 13 payments equal $334.75, or 52% of the total of the first 13 monthly payments. If all of the first 10 years' payments are made, total sales charges and other deductions amount to 10.75% of the total agreed payments.

(a) Reflects the cumulative total of monthly payments plus the cumulative amount of dividends paid in shares.

(b) Shares purchased include 545.671 from net payments invested, 194.440 from net dividend income and 8.584 from capital gain distributions.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

BOARD OF DIRECTORS
FIRST INVESTORS CORPORATION
    AND THE PLANHOLDERS OF
    FIRST INVESTORS SINGLE PAYMENT
    AND PERIODIC PAYMENT PLANS FOR THE
    ACCUMULATION OF CLASS A SHARES OF
    FIRST INVESTORS GLOBAL FUND, INC.
NEW YORK, NEW YORK

We have audited the accompanying statement of assets and liabilities of First Investors Single Payment and Periodic Payment Plans for the Accumulation of Class A Shares of First Investors Global Fund, Inc. as of December 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the plan sponsor, First Investors Corporation. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of Class A Shares held as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by the plan sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Single Payment and Periodic Payment Plans for the Accumulation of Class A Shares of First Investors Global Fund, Inc. at December 31, 1996, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


PHILADELPHIA, PENNSYLVANIA
MARCH 7, 1997

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR THE
ACCUMULATION OF CLASS A SHARES OF
FIRST INVESTORS GLOBAL FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
   First Investors Global Fund, Inc. Class A Shares,
      at value (Cost $23,463,886) (NOTE 3)                                                        $26,550,636
   Cash                                                                                                 3,016
   Dividend receivable                                                                                 87,302
                                                                                                  -----------
         TOTAL ASSETS                                                                              26,640,954


LIABILITIES
   Custodian and delegated service fees payable                                   $66,659
   Dividends payable in cash                                                       20,643
   Federal income tax withheld on liquidations                                      2,222
   Planholders' prepayment of life insurance premiums                                 546
   Payable for First Investors Global Fund, Inc.
      Class A Shares purchased                                                        248
                                                                                  -------
         TOTAL LIABILITIES                                                                             90,318
                                                                                                  -----------

NET ASSETS (Equivalent to $6.59 per share based on
   4,028,928 shares of capital stock owned on outstanding plans)                                  $26,550,636
                                                                                                  ===========


--------------------------------------------------------------------------------
THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR THE
ACCUMULATION OF CLASS A SHARES OF
FIRST INVESTORS GLOBAL FUND, INC.

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
   DISTRIBUTIONS RECEIVED ON CLASS A SHARES OF
      FIRST INVESTORS GLOBAL FUND, INC.
      From: Investment Income                                                     $   151,763
               Realized gains                                                       3,132,090
                                                                                  -----------
      TOTAL INVESTMENT INCOME                                                       3,283,853

   EXPENSES
      Custodian fees                                        $     47,472
      Delegated service fees                                      19,187
                                                            ------------
      TOTAL EXPENSES                                                                   66,659
                                                                                  -----------
         INVESTMENT INCOME, NET                                                     3,217,194
                                                                                  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   COMPLETE AND PARTIAL LIQUIDATIONS,
      INCLUDING SHARES DELIVERED TO
      PLANHOLDERS AT MARKET VALUE
         Proceeds received,
            net of custodian fees of $1,719                    4,146,827
         Cost of shares                                        3,256,580
                                                             -----------
      NET REALIZED GAIN                                                               890,247

   UNREALIZED APPRECIATION (DEPRECIATION)
      Beginning of year                                        3,831,208
      End of year                                              3,086,750
                                                             -----------
      NET DEPRECIATION FOR THE YEAR                                                  (744,458)
                                                                                  -----------
         NET REALIZED AND UNREALIZED GAIN
            ON PLAN SHARES                                                            145,789
                                                                                  -----------

            NET INCREASE IN NET ASSETS
               RESULTING FROM OPERATIONS                                           $3,362,983
                                                                                  ===========


--------------------------------------------------------------------------------
THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR THE
ACCUMULATION OF CLASS A SHARES OF
FIRST INVESTORS GLOBAL FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 1996 AND 1995
--------------------------------------------------------------------------------


                                                                                  1996                1995
                                                                                  ----                ----
INCREASE (DECREASE) IN NET ASSETS FROM
   Investment income - net                                                    $  3,217,194        $  1,037,879
   Realized gain on plan liquidations                                              890,247             704,247
   Unrealized appreciation (depreciation) on plan shares held                     (744,458)          2,005,769
                                                                              ------------         -----------
                                                                                 3,362,983           3,747,895
   Distributions to Planholders from investment income - net                    (3,217,194)         (1,037,879)
   Capital share transactions - net (NOTE 2)                                     1,865,260            (581,283)
                                                                              ------------         -----------

         NET INCREASE IN NET ASSETS                                              2,011,049           2,128,733

NET ASSETS
   Beginning of year                                                            24,539,587          22,410,854
                                                                              ------------         -----------

   END OF YEAR                                                                 $26,550,636         $24,539,587
                                                                              ============        ============


--------------------------------------------------------------------------------
THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR THE
ACCUMULATION OF CLASS A SHARES OF
FIRST INVESTORS GLOBAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


(1)   SIGNIFICANT ACCOUNTING POLICIES

      The Plan is a unit investment trust registered under the Investment Company Act of 1940. The Plan provides for single payment and periodic payment plans with regular and systematic monthly investments over periods of either ten or fifteen years. The objective of the investment in First Investors Global Fund, Inc. is primarily to seek long-term capital growth and secondarily to earn a reasonable level of current income.

      The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, are consistently used in the preparation of its financial statements.

        SECURITY VALUATION

        Investments are valued at the net asset value of Fund shares held.

        TRANSACTION DATES

        Share transactions are recorded on the trade date. Investment income and realized gains distributions are recorded on the ex-dividend date.

        INCOME TAXES

        No provision is made for federal income tax. All distributions of net investment income and realized gains received by Planholders are treated as if received directly from the underlying Fund. A Planholder realizes a gain or loss on liquidation for cash but not on withdrawal of the underlying Fund shares.


--------------------------------------------------------------------------------

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR THE
ACCUMULATION OF CLASS A SHARES OF
FIRST INVESTORS GLOBAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

--------------------------------------------------------------------------------

(2)   CAPITAL SHARES

      At December 31, 1996 and 1995, the Plan held 4,028,928 and 3,735,097 Class A Shares of First Investors Global Fund, Inc., respectively. Capital transactions in First Investors Global Fund, Inc. Class A Shares were as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                              1996                               1995
                                                       -------------------              ---------------------
                                                       AMOUNT       SHARES              AMOUNT         SHARES
                                                       ------       ------              ------         ------
      Planholders' payments *                      $ 3,082,852                      $ 3,023,708
                                                   -----------                      -----------

      Less
         Sales charges                                 224,879                          216,008
         Custodian fees                                 42,343                           45,578
         Insurance premiums **                              92                              120
                                                   -----------                     ------------
                                                       267,314                          261,706
                                                   -----------                     ------------

      Balance invested in Class A Shares
         of First Investors Global
         Fund, Inc.                                  2,815,538       401,473          2,762,002       445,078

      Class A Shares of First Investors
         Global Fund, Inc. acquired
         on reinvestment of
         distributions received                      3,196,549       485,663          1,030,873       157,126

      Redemption and cancellations
         of First Investors Global
         Fund, Inc. Class A Shares                  (4,146,827)     (593,305)        (4,374,158)     (704,582)
                                                   -----------      --------       ------------      --------

      NET INCREASE (DECREASE)                      $ 1,865,260       293,831       $   (581,283)     (102,378)
                                                   ===========      ========       ============      ========

*     NET OF REFUNDS (SEE NOTE 4)

**    INCLUDES EXCESS INSURANCE PREMIUMS RETURNED UPON PLAN COMPLETIONS


--------------------------------------------------------------------------------

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR THE
ACCUMULATION OF CLASS A SHARES OF
FIRST INVESTORS GLOBAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)




(3)   PLANHOLDERS' COST OF FIRST INVESTORS GLOBAL FUND, INC. CLASS A SHARES

      The investment in First Investors Global Fund, Inc. Class A Shares is carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of sales charges, custodian fees, and insurance premiums, if applicable.

      The totals for each plan type are listed below.

           PLANS OUTSTANDING - DECEMBER 31, 1996

                                                                  MONTHLY          SINGLE
                                                                  PAYMENT         PAYMENT
                                                                   PLANS           PLANS             TOTAL
                                                                  -------         -------            -----
      TOTAL AGREED PAYMENTS                                     $76,240,140       $373,464        $76,613,604
                                                                ===========       ========        ===========

      Total payments made by Planholders
         on plans outstanding                                   $21,908,916       $373,464        $22,282,380

      Reinvested distributions from
         Net investment income                                      790,182         62,614            852,796
         Realized gains                                           4,687,303        130,357          4,817,660
                                                               ------------      ---------       ------------
               TOTAL                                             27,386,401        566,435         27,952,836
                                                               ------------      ---------       ------------

      Deductions
         Fees, taxes and service charges                          2,896,804         20,490          2,917,294
         Insurance premiums                                          10,179            -               10,179
                                                               ------------      ---------       ------------
               TOTAL DEDUCTIONS                                   2,906,983         20,490          2,927,473
                                                               ------------      ---------       ------------

      Net investment in
         First Investors Global Fund, Inc.
             Class A Shares                                      24,479,418        545,945         25,025,363
      Less cost of partial withdrawals                            1,601,580         23,102          1,624,682
                                                               ------------      ---------       ------------
      NET COST OF
         FIRST INVESTORS GLOBAL FUND, INC.
             CLASS A SHARES                                      22,877,838        522,843         23,400,681
      RETURN OF CAPITAL DISTRIBUTIONS REINVESTED                     61,632          1,573             63,205
      UNREALIZED APPRECIATION                                     3,043,240         43,510          3,086,750
                                                               ------------      ---------       ------------

      NET AMOUNT APPLICABLE TO PLANHOLDERS                      $25,982,710       $567,926        $26,550,636
                                                               ============      =========       ============

                                       36
--------------------------------------------------------------------------------

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR THE
ACCUMULATION OF CLASS A SHARES OF
FIRST INVESTORS GLOBAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

(4)   TRANSACTIONS WITH AFFILIATES

      First Investors Corporation, the Plan Sponsor, receives all sponsor fees from Plan payments and an annual delegated service fee from Plan dividends. Administrative Data Management Corp., the Plan Transfer Agent, receives the custodian fees from Plan payments, dividends and liquidations. Plan payments, as shown in Note 2, are net of sponsor fee refunds of $14,956 and $18,772, and custodian fee refunds of $132 and $140, for the years ended December 31, 1996 and 1995, respectively.

      First Investors Life Insurance Company, Inc. serves as insurer for Plans issued with group reducing term insurance.



--------------------------------------------------------------------------------

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



BOARD OF DIRECTORS
FIRST INVESTORS CORPORATION
    AND THE PLANHOLDERS OF
    FIRST INVESTORS SINGLE PAYMENT
    AND PERIODIC PAYMENT PLANS FOR
    INVESTMENT IN CLASS A SHARES OF
    FIRST INVESTORS GOVERNMENT FUND, INC.
NEW YORK, NEW YORK


We have audited the accompanying statement of assets and liabilities of First Investors Single Payment and Periodic Payment Plans for Investment in Class A Shares of First Investors Government Fund, Inc. as of December 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the plan sponsor, First Investors Corporation. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of Class A Shares held as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by the plan sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Single Payment and Periodic Payment Plans for Investment in Class A Shares of First Investors Government Fund, Inc. at December 31, 1996, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


PHILADELPHIA, PENNSYLVANIA
MARCH 7, 1997

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR
INVESTMENT IN CLASS A SHARES OF
FIRST INVESTORS GOVERNMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
   First Investors Government Fund, Inc. Class A Shares,
      at value (Cost $37,207,779) (NOTE 3)                                   $   36,637,181
   Dividend receivable                                                               10,152
   Cash                                                                               1,486
                                                                             --------------
         TOTAL ASSETS                                                            36,648,819


LIABILITIES
   Dividends payable in cash                                   $  4,610
   Custodian fees payable                                         5,542
   Payable for First Investors Government Fund, Inc.
      Class A Shares purchased                                    1,178
   Planholder prepayments of life insurance premiums                308
                                                               --------
         TOTAL LIABILITIES                                                           11,638
                                                                             --------------

NET ASSETS  (Equivalent to $11.05 per share based on
   3,315,582  Class A Shares of capital stock owned
      on outstanding plans                                                   $   36,637,181
                                                                             ==============


--------------------------------------------------------------------------------
THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR
INVESTMENT IN CLASS A SHARES OF
FIRST INVESTORS GOVERNMENT FUND, INC.

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
   DISTRIBUTIONS RECEIVED ON CLASS A SHARES OF
      FIRST INVESTORS GOVERNMENT FUND, INC.

      From:  Net investment income                                                $  2,229,944

   EXPENSES
      Custodian fees                                             $  70,391
      Delegated service fees                                        26,777
                                                                 ---------
      TOTAL EXPENSES                                                                    97,168
                                                                                  ------------
         INVESTMENT INCOME - NET                                                     2,132,776
                                                                                  ------------


REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      COMPLETE AND PARTIAL LIQUIDATIONS,
         INCLUDING SHARES DELIVERED TO
         PLANHOLDERS AT MARKET VALUE
            Proceeds received,
               net of custodian fees of $2,647                   8,612,889
            Cost of shares                                       8,790,981
                                                                 ---------
      NET REALIZED LOSS                                                               (178,092)

      UNREALIZED APPRECIATION (DEPRECIATION)
         Beginning of year                                         230,715
         End of year                                              (570,598)
                                                                 ---------

      NET DEPRECIATION FOR THE YEAR                                                   (801,313)
                                                                                  ------------
         NET REALIZED AND UNREALIZED LOSS
            ON PLAN SHARES                                                            (979,405)
            NET INCREASE IN NET ASSETS
                                                                                  ------------
               RESULTING FROM OPERATIONS                                          $  1,153,371
                                                                                  ============


--------------------------------------------------------------------------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR
INVESTMENT IN CLASS A SHARES OF
FIRST INVESTORS GOVERNMENT FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 1996 AND 1995
--------------------------------------------------------------------------------

                                                                                 1996              1995
                                                                                 ----              ----
INCREASE (DECREASE) IN NET ASSETS FROM
   Investment income - net                                                $    2,132,776      $    2,652,309
   Realized loss on plan liquidations                                           (178,092)           (227,565)
   Unrealized appreciation (depreciation)
      on plan shares held                                                       (801,313)          3,350,297
                                                                          --------------      --------------
                                                                               1,153,371           5,775,041
   Distributions to planholders from
      investment income - net                                                 (2,132,776)         (2,652,309)
   Capital share transactions - net (NOTE 2)                                  (4,492,105)         (2,700,270)
                                                                          --------------      --------------

         NET INCREASE (DECREASE) IN NET ASSETS                                (5,471,510)            422,462

NET ASSETS
   Beginning of year                                                          42,108,691          41,686,229
                                                                          --------------      --------------

   END OF YEAR                                                            $   36,637,181      $   42,108,691
                                                                          ==============      ==============


--------------------------------------------------------------------------------
THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR
INVESTMENT IN CLASS A SHARES OF
FIRST INVESTORS GOVERNMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

      The Plan is a unit investment trust registered under the Investment Company Act of 1940. The Plan provides for single payment and periodic payment plans with regular and systematic monthly investments over periods of either ten or fifteen years. The objective of the investment in First Investors Government Fund, Inc. is to achieve a significant level of current income which is consistent with security and liquidity of principal.

      The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, are consistently used in the preparation of its financial statements.


         SECURITY VALUATION

         Investments are valued at the net asset value of Fund shares held.


         TRANSACTION DATES

         Share transactions are recorded on the trade date. Investment income and realized gains distributions are recorded on the ex-dividend date.


         INCOME TAXES

         No provision is made for federal income tax. All distributions of net investment income and realized gains received by Planholders are treated as if received directly from the underlying Fund. A Planholder realizes a gain or loss on liquidation for cash but not on withdrawal of the underlying Fund shares.


--------------------------------------------------------------------------------

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR
INVESTMENT IN CLASS A SHARES OF
FIRST INVESTORS GOVERNMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

--------------------------------------------------------------------------------

(2)   CAPITAL SHARES

      At December 31, 1996 and 1995, the Plan held 3,315,582 and 3,723,138 Class A Shares of First Investors Government Fund, Inc., respectively. Capital transactions in First Investors Government Fund, Inc.
      Class A Shares were as follows:

                                                                   YEARS ENDED DECEMBER 31,
                                                                   ------------------------
                                                            1996                              1995
                                                            ----                              ----
                                                    AMOUNT          SHARES            AMOUNT           SHARES
                                                    ------          ------            ------           ------

      Planholders' payments *                  $    2,193,955                   $    2,903,160
                                               --------------                   --------------
      Less
         Sales charges                                 98,835                          128,543
         Custodian fees                                29,750                           42,202
         Insurance **                                     (16)                              19
                                               --------------                   --------------
                                                      128,569                          170,764
                                               --------------                   --------------
      Balance invested in
         First Investors
         Government Fund,
         Inc. Class A Shares                        2,065,386       187,343          2,732,396       249,811
      Class A Shares of
         First Investors
         Government Fund,
         Inc. acquired on
         reinvestment of
         distributions received                     2,055,398       187,300          2,551,145       232,604
      Redemptions and
         cancellations of
         First Investors
         Government Fund,
         Inc. Class A Shares                       (8,612,889)     (782,199)        (7,983,811)     (729,394)
                                               --------------                   --------------

      NET   DECREASE                           $   (4,492,105)     (407,556)    $   (2,700,270)     (246,979)
                                               ==============    ==========     ==============     =========


*     NET OF REFUNDS (SEE NOTE 4)

**    INCLUDES EXCESS INSURANCE PREMIUMS RETURNED UPON PLAN COMPLETIONS


--------------------------------------------------------------------------------

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR
INVESTMENT IN CLASS A SHARES OF
FIRST INVESTORS GOVERNMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

--------------------------------------------------------------------------------

(3)   PLANHOLDERS' COST OF FIRST INVESTORS GOVERNMENT FUND, INC.
         CLASS A SHARES

      The investment in First Investors Government Fund, Inc. Class A Shares is carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of sales charges and custodian fees.

      The totals for each plan type are listed below.

                PLANS OUTSTANDING - DECEMBER 31, 1996

                                                           MONTHLY              SINGLE
                                                           PAYMENT              PAYMENT
                                                            PLANS                PLANS             TOTAL
                                                           -------              -------            -----
      TOTAL AGREED PAYMENTS                            $    76,960,260      $  1,855,712      $   78,815,972
                                                       ===============      ============      ==============

      Total payments made by Planholders
         on plans outstanding                          $    29,763,641      $  1,855,712      $   31,619,353
      Reinvested distributions from
         Net investment income                              11,536,543           687,609          12,224,152
         Realized gains                                         44,103            15,459              59,562
                                                       ---------------      ------------      --------------
               TOTAL                                        41,344,287         2,558,780          43,903,067
                                                       ---------------      ------------      --------------

      Deductions
         Fees and service charges                            3,544,878           101,183           3,646,061
         Insurance premiums                                        163              -                    163
                                                       ---------------      ------------      --------------
               TOTAL DEDUCTIONS                              3,545,041           101,183           3,646,224
                                                       ---------------      ------------      --------------

      Net investment in First Investors
         Government Fund, Inc. Class A Shares               37,799,246         2,457,597          40,256,843
      Less cost of partial withdrawals                       2,828,502           347,100           3,175,602
                                                       ---------------      ------------      --------------
      NET COST OF FIRST INVESTORS
         GOVERNMENT FUND, INC.
         CLASS A SHARES                                     34,970,744         2,110,497          37,081,241
      RETURN OF CAPITAL DISTRIBUTIONS
         REINVESTED                                            113,279            13,259             126,538
      UNREALIZED DEPRECIATION                                 (486,440)          (84,158)           (570,598)
                                                       ---------------      ------------      --------------

      NET AMOUNT APPLICABLE TO PLANHOLDERS             $    34,597,583      $  2,039,598      $   36,637,181
                                                       ===============      ============      ==============


--------------------------------------------------------------------------------

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR
INVESTMENT IN CLASS A SHARES OF
FIRST INVESTORS GOVERNMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------



(4)   TRANSACTIONS WITH AFFILIATES

      First Investors Corporation, the Plan Sponsor, receives all sponsor fees from Plan payments and an annual delegated service fee from Plan dividends. Administrative Data Management Corp., the Plan Transfer Agent, receives the custodian fees from Plan payments, dividends and liquidations. Plan payments, as shown in Note 2, are net of sponsor fee refunds of $533 and $2,631, and custodian fee refunds of $10 and $-0-, for the years ended December 31, 1996 and 1995, respectively.

      First Investors Life Insurance Company, Inc. serves as insurer for Plans issued with group reducing term insurance.


--------------------------------------------------------------------------------

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

BOARD OF DIRECTORS
FIRST INVESTORS CORPORATION
    AND THE PLANHOLDERS OF
    FIRST INVESTORS SINGLE PAYMENT
    AND PERIODIC PAYMENT PLANS FOR
    INVESTMENT IN CLASS A SHARES OF
    FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
NEW YORK, NEW YORK

We have audited the accompanying statement of assets and liabilities of First Investors Single Payment and Periodic Payment Plans for Investment in Class A Shares of First Investors Insured Tax Exempt Fund, Inc. as of December 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the plan sponsor, First Investors Corporation. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of Class A Shares held as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by the plan sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Single Payment and Periodic Payment Plans for Investment in Class A Shares of First Investors Insured Tax Exempt Fund, Inc. at December 31, 1996, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


PHILADELPHIA, PENNSYLVANIA
MARCH 7, 1997

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR
INVESTMENT IN CLASS A SHARES OF
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
   First Investors Insured Tax Exempt Fund, Inc. Class A Shares,
      at value (Cost $47,988,965) (NOTE 3)                                        $   48,909,742
   Dividend receivable                                                                    33,174
   Cash                                                                                    4,789
                                                                                  --------------
         TOTAL ASSETS                                                                 48,947,705

LIABILITIES
   Dividends payable in cash                                       $  29,595
   Custodian fees payable                                              3,579
   Payable for First Investors Insured Tax Exempt Fund, Inc.
      Class A Shares purchased                                         1,707
   Planholders' prepayments of life insurance premiums                 2,750
   Federal income tax withheld on liquidations                           332
                                                                   ---------
         TOTAL LIABILITIES                                                                37,963
                                                                                  --------------

NET ASSETS  (Equivalent to $10.14 per share based on
   4,823,446  Class A Shares of capital stock owned
   on outstanding plans)                                                          $   48,909,742
                                                                                  ==============


--------------------------------------------------------------------------------
THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR
INVESTMENT IN CLASS A SHARES OF
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
   DISTRIBUTIONS RECEIVED ON CLASS A SHARES OF
      FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
      From:  Net investment income                                             $   2,572,031

   EXPENSES
      Custodian fees                                     $       45,085
      Delegated service fees                                     17,385
                                                         --------------
      TOTAL EXPENSES                                                                  62,470
                                                                               -------------
         INVESTMENT INCOME - NET                                                   2,509,561
                                                                               -------------


REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      COMPLETE AND PARTIAL LIQUIDATIONS,
         INCLUDING SHARES DELIVERED TO
         PLANHOLDERS AT MARKET VALUE
            Proceeds received,
               net of custodian fees of $1,102               10,030,832
            Cost of shares                                    9,880,076
                                                         --------------
      NET REALIZED GAIN                                                              150,756

      UNREALIZED APPRECIATION (DEPRECIATION)
         Beginning of year                                    2,305,196
         End of year                                            920,777
                                                         --------------

      NET DEPRECIATION FOR THE YEAR                                               (1,384,419)
                                                                               -------------
         NET REALIZED AND UNREALIZED LOSS
            ON PLAN SHARES                                                        (1,233,663)
                                                                               -------------
            NET INCREASE IN NET ASSETS
               RESULTING FROM OPERATIONS                                       $   1,275,898
                                                                               =============


--------------------------------------------------------------------------------
THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR
INVESTMENT IN CLASS A SHARES OF
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 1996 AND 1995

                                                                                 1996               1995
                                                                                 ----               ----
INCREASE (DECREASE) IN NET ASSETS FROM
   Investment income - net                                                $    2,509,561      $    2,802,178
   Realized gain on plan liquidations                                            150,756              20,286
   Unrealized appreciation (depreciation)
      on plan shares held                                                     (1,384,419)          5,195,519
                                                                          --------------      --------------
                                                                               1,275,898           8,017,983
   Distributions to planholders from
      investment income - net                                                 (2,509,561)         (2,802,178)
   Capital share transactions - net (NOTE 2)                                  (5,399,673)         (2,000,968)
                                                                          --------------      --------------

           NET INCREASE (DECREASE) IN NET ASSETS                              (6,633,336)          3,214,837

NET ASSETS
   Beginning of year                                                          55,543,078          52,328,241
                                                                          --------------      --------------

   END OF YEAR                                                            $   48,909,742      $   55,543,078
                                                                          ==============      ==============


--------------------------------------------------------------------------------
THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR
INVESTMENT IN CLASS A SHARES OF
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

      The Plan is a unit investment trust registered under the Investment Company Act of 1940. The Plan provides for single payment and periodic payment plans with regular and systematic monthly investments over periods of either ten or fifteen years. The objective of the investment in First Investors Insured Tax-Exempt Fund, Inc., is to provide a high level of interest income which is exempt from Federal income tax.

      The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, are consistently used in the preparation of its financial statements.


         SECURITY VALUATION

         Investments are valued at the net asset value of Fund shares held.


         TRANSACTION DATES

         Share transactions are recorded on the trade date. Investment income and realized gains distributions are recorded on the ex-dividend date.


         INCOME TAXES

         No provision is made for federal income tax. All distributions of net investment income and realized gains received by Planholders are treated as if received directly from the underlying Fund. A Planholder realizes a gain or loss on liquidation for cash but not on withdrawal of the underlying Fund shares.


--------------------------------------------------------------------------------

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR
INVESTMENT IN CLASS A SHARES OF
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

(2)   CAPITAL SHARES

      At December 31, 1996 and 1995, the Plan held 4,823,446 and 5,356,131 Class A Shares of First Investors Insured Tax Exempt Fund, Inc., respectively. Capital transactions in First Investors Insured Tax Exempt Fund, Inc. Class A Shares were as follows:

                                                                    YEARS ENDED DECEMBER 31,
                                                                    ------------------------
                                                    1996                                1995
                                                    ----                                ----
                                           AMOUNT          SHARES              AMOUNT          SHARES
                                           ------          ------              ------          ------
Planholders' payments *               $     2,634,241                    $    4,649,089
                                      ---------------                    --------------
Less
   Sales charges                              109,657                           212,906
   Custodian fees                              29,531                            33,901
   Insurance premiums **                         (198)                              138
                                      ---------------                    --------------
                                              138,990                           246,945
                                      ---------------                    --------------
Balance invested in
   First Investors
   Insured Tax Exempt
   Fund, Inc. Class A Shares                2,495,251       248,266           4,402,144        443,041

Class A Shares of
   First Investors
   Insured Tax Exempt
   Fund, Inc. acquired
   on reinvestment of
   distributions received                   2,135,908       212,843           2,377,925        238,293

Redemptions and
   cancellations of
   First Investors
   Insured Tax Exempt
   Fund, Inc. Class A Shares              (10,030,832)     (993,794)         (8,781,037)      (880,218)
                                      ---------------    ----------      --------------     ----------

NET DECREASE                          $    (5,399,673)     (532,685)     $   (2,000,968)      (198,884)
                                      ===============    ==========      ==============     ==========


*     NET OF REFUNDS (SEE NOTE 4)

**    INCLUDES EXCESS INSURANCE PREMIUMS RETURNED UPON PLAN COMPLETIONS.


--------------------------------------------------------------------------------

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR
INVESTMENT IN CLASS A SHARES OF
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

(3) PLANHOLDERS' COST OF FIRST INVESTORS INSURED TAX EXEMPT FUND, INC. CLASS A SHARES

      The investment in First Investors Insured Tax Exempt Fund, Inc. Class A Shares is carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of sales charges, custodian fees, and insurance premiums, if applicable.

      The totals for each plan type are listed below.

                PLANS OUTSTANDING - DECEMBER 31, 1996
                -------------------------------------

                                                           MONTHLY              SINGLE
                                                           PAYMENT             PAYMENT
                                                            PLANS                PLANS               TOTAL
                                                           -------             -------               -----
      TOTAL AGREED PAYMENTS                            $   72,429,676      $   11,019,357      $   83,449,033
                                                       ==============      ==============      ==============

      Total payments made by
         Planholders on plans
         outstanding                                   $   30,766,201      $  11,019,357       $   41,785,558
      Reinvested distributions from
         Net investment income                             10,997,724           3,860,123          14,857,847
         Realized gains                                       451,224             181,915             633,139
                                                       --------------      --------------      --------------
               TOTAL                                       42,215,149          15,061,395          57,276,544
                                                       --------------      --------------      --------------
      Deductions
         Fees and service charges                           3,198,237             548,603           3,746,840
         Insurance premiums                                     7,276                -                  7,276
                                                       --------------      --------------      --------------
               TOTAL DEDUCTIONS                             3,205,513             548,603           3,754,116
                                                       --------------      --------------      --------------
      Net investment in
         First Investors Insured Tax
         Exempt Fund, Inc. Class A Shares                  39,009,636          14,512,792          53,522,428
      Less cost of partial withdrawals                      4,338,096           1,195,367           5,533,463
                                                       --------------      --------------      --------------
      NET COST OF
         FIRST INVESTORS INSURED TAX
         EXEMPT FUND, INC. CLASS A SHARES                  34,671,540          13,317,425          47,988,965
      UNREALIZED APPRECIATION                                 566,450             354,327             920,777
                                                       --------------      --------------      --------------
      NET AMOUNT APPLICABLE
         TO PLANHOLDERS                                $   35,237,990      $   13,671,752      $   48,909,742
                                                       ==============      ==============      ==============


--------------------------------------------------------------------------------

FIRST INVESTORS SINGLE PAYMENT
AND PERIODIC PAYMENT PLANS FOR
INVESTMENT IN CLASS A SHARES OF
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

(4)   TRANSACTIONS WITH AFFILIATES

      First Investors Corporation, the Plan Sponsor, receives all sponsor fees from Plan payments and an annual delegated service fee from Plan dividends. Administrative Data Management Corp., the Plan Transfer Agent, receives the custodian fees from Plan payments, dividends and liquidations. Plan payments, as shown in Note 2, are net of sponsor fee refunds of $7,880 and $10,819, and custodian fee refunds of $56 and $84, for the years ended December 31, 1996 and 1995, respectively.

      First Investors Life Insurance Company, Inc. serves as insurer for Plans issued with group reducing term insurance.


--------------------------------------------------------------------------------

THE FINANCIAL STATEMENTS SHOWN BELOW ARE THE SPONSOR'S AND NOT THOSE OF FIRST INVESTORS SINGLE PAYMENT PLANS AND PERIODIC PAYMENT PLANS. THEY ARE INCLUDED IN THE PROSPECTUS FOR THE PURPOSE OF INFORMING INVESTORS AS TO THE FINANCIAL RESPONSIBILITY OF THE SPONSOR AND ITS ABILITY TO CARRY OUT ITS CONTRACTUAL OBLIGATIONS.

                           FIRST INVESTORS CORPORATION
                                  BALANCE SHEET
                                DECEMBER 31, 1996
                                     ASSETS

CURRENT ASSETS

     Cash and cash equivalents....................................               $11,649,549
     Marketable securities........................................                   103,676
     Receivables from customers and others........................                 2,023,253
     Salesmen advances--net, prepaid expenses and other
        amounts receivable........................................                 2,422,729
     Receivable from affiliated companies.........................                    25,570
     Deferred sales commissions ..................................                   482,809
                                                                                ------------
        Total current assets......................................                16,707,586
FIXED ASSETS
     Leasehold improvements and equipment (less accumulated
        depreciation and amortization of $1,524,000)..............                   280,560
OTHER ASSETS
     Cash and cash equivalents segregated under
        federal regulations (Note 2)..............................$1,013,338
     Deferred sales commissions................................... 1,448,427
     Other........................................................    79,804
                                                                  ----------
        Total other assets........................................                 2,541,569
                                                                                 -----------
        Total assets..............................................               $19,529,715
                                                                                 ===========

                      LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES
     Payable for securities purchased.............................             $  4,948,452
     Payable to dealers and customers.............................                  234,694
     Accrued commissions and supplier accounts payable............                1,001,375
     Other liabilities and accrued expenses.......................                7,252,678
                                                                               ------------
        Total current liabilities.................................               13,437,199
     Deferred income taxes........................................                  536,000

CONTINGENCIES (Note 6)............................................

STOCKHOLDERS' EQUITY
     Common stock, no par, stated value $5,
        200 shares authorized, issued and outstanding.............$   1,000
     Surplus......................................................5,555,516
                                                                  ---------
        Total stockholder's equity................................                5,556,516
                                                                               ------------
        Total liabilities and stockholder's equity................              $19,529,715
                                                                                ===========

                        See notes to financial statements

THE FINANCIAL STATEMENTS SHOWN BELOW ARE THE SPONSOR'S AND NOT THOSE OF FIRST INVESTORS SINGLE PAYMENT PLANS AND PERIODIC PAYMENT PLANS. THEY ARE INCLUDED IN THE PROSPECTUS FOR THE PURPOSE OF INFORMING INVESTORS AS TO THE FINANCIAL RESPONSIBILITY OF THE SPONSOR AND ITS ABILITY TO CARRY OUT ITS CONTRACTUAL OBLIGATIONS.

                           FIRST INVESTORS CORPORATION
             STATEMENT OF OPERATIONS AND RETAINED EARNINGS (DEFICIT)

                          YEAR ENDED DECEMBER 31, 1996

REVENUE
     Commissions on sales of Funds and other securities...........                $21,866,624
     Sales of variable life insurance products....................                  9,708,831
     Sponsor fees on periodic and single payment investment
        plans.....................................................                    657,200
     Service fees.................................................                  4,130,413
                                                                                  -----------

                                                                                   36,363,068
        Less commission expense...................................                 24,107,335
                                                                                   ----------
        Total commissions and fees - net..........................                 12,255,733

     Income from investments......................................                    330,356
     Other revenue................................................                    616,288
                                                                                 ------------
        Total revenue.............................................                 13,202,377

EXPENSES
     Selling expenses.............................................$ 8,233,748
     Administrative expenses......................................  6,456,826
                                                                  -----------

        Total expenses............................................                 14,690,574
                                                                                 ------------


     Loss before income tax benefit...............................                 (1,488,197)
Income tax benefit (Note 8).......................................                   (549,800)
                                                                                  ------------


     NET LOSS.....................................................                   (938,397)
Retained earnings (deficit)
     Beginning of year............................................                 (7,971,913)
                                                                                --------------

     End of year..................................................               $ (8,910,310)
                                                                                 =============


                        See notes to financial statements

THE FINANCIAL STATEMENTS SHOWN BELOW ARE THE SPONSOR'S AND NOT THOSE OF FIRST INVESTORS SINGLE PAYMENT PLANS AND PERIODIC PAYMENT PLANS. THEY ARE INCLUDED IN THE PROSPECTUS FOR THE PURPOSE OF INFORMING INVESTORS AS TO THE FINANCIAL RESPONSIBILITY OF THE SPONSOR AND ITS ABILITY TO CARRY OUT ITS CONTRACTUAL OBLIGATIONS.

                           FIRST INVESTORS CORPORATION
                             STATEMENT OF CASH FLOWS

                          YEAR ENDED DECEMBER 31, 1996

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS

CASH FLOWS FROM OPERATING ACTIVITIES
    Commissions and fees received - net......................$  12,161,131
    Other revenue............................................      616,288
    Investment income received...............................      329,407
    Cash paid to suppliers and employees.....................  (15,100,384)
    Cash received from (paid to) segregated trust account....      279,021
    Income taxes refunded....................................      870,800
                                                              ------------

       NET CASH USED FOR OPERATING ACTIVITIES................     (843,737)
                                                              ------------

CASH FLOWS FROM INVESTING ACTIVITIES
    Proceeds received on sale of investment securities.......      219,590
    Purchase of investment securities........................      (43,200)
    Capital expenditures.....................................      (29,430)
                                                             -------------

       NET CASH PROVIDED BY INVESTING ACTIVITIES.............      146,960
                                                             -------------

CASH FLOWS FROM FINANCING ACTIVITIES
    Advances from parent and affiliates......................      855,008
                                                             -------------

       NET CASH PROVIDED BY FINANCING ACTIVITIES.............      855,008
                                                             -------------

         NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS      158,231

CASH AND CASH EQUIVALENTS
       Beginning of year.....................................   11,491,318
                                                             -------------

       END OF YEAR...........................................$  11,649,549
                                                             =============

                        See notes to financial statements

THE FINANCIAL STATEMENTS SHOWN BELOW ARE THE SPONSOR'S AND NOT THOSE OF FIRST INVESTORS SINGLE PAYMENT PLANS AND PERIODIC PAYMENT PLANS. THEY ARE INCLUDED IN THE PROSPECTUS FOR THE PURPOSE OF INFORMING INVESTORS AS TO THE FINANCIAL RESPONSIBILITY OF THE SPONSOR AND ITS ABILITY TO CARRY OUT ITS CONTRACTUAL OBLIGATIONS.

                           FIRST INVESTORS CORPORATION
                      STATEMENT OF CASH FLOWS--(CONTINUED)

                          YEAR ENDED DECEMBER 31, 1996

RECONCILIATION OF NET INCOME (LOSS) TO NET CASH PROVIDED BY
 (USED FOR) OPERATING ACTIVITIES
    NET LOSS................................................. $   (938,397)

    ADJUSTMENTS TO RECONCILE NET LOSS TO NET
       CASH PROVIDED BY (USED FOR)  OPERATING ACTIVITIES

       Depreciation and amortization - fixed assets..........     146,818
       Amortization of deferred sales commissions............     601,212
       Net unrealized (gain) loss on marketable securities...        (949)
       Provision for deferred income taxes...................     321,000

       (Increase) decrease in
         Receivable from dealers.............................    (298,664)
         Receivable from customers...........................      89,098
         Receivable from Funds - shares redeemed.............     384,200
         Receivable from Funds - distribution fees...........    (110,613)
         Salesmen's advances - net...........................     328,791
         Prepaid expenses and miscellaneous receivables......      10,642
         Cash and cash equivalents segregated under federal r     279,021
         Receivable from affiliated companies................      39,424
         Deferred sales commissions..........................  (1,526,600)
         Other...............................................      (4,061)

       Increase (decrease) in
         Payable for securities purchased....................     (60,319)
         Customer credit balances............................      13,949
         Payable to dealers..................................    (105,592)
         Accrued commissions payable.........................      (6,661)
         Accounts payable-suppliers..........................      99,284
         Accrued expenses and other liabilities..............    (105,320)
                                                             -----------

    NET CASH USED FOR OPERATING ACTIVITIES...................$   (843,737)
                                                             ============

                        See notes to financial statements

                           FIRST INVESTORS CORPORATION
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      DESCRIPTION OF BUSINESS

      First Investors Corporation (the "Company"), a wholly-owned subsidiary of First Investors Consolidated Corporation ("FICC"), is engaged in business as a broker-dealer primarily for the First Investors family of mutual funds ("Funds").

      ACCOUNTING ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reported period. Actual results could differ from those estimates.

      FAIR VALUE OF FINANCIAL INSTRUMENTS

      The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, and other liabilities approximate fair value because of the short maturity of these items. Marketable securities are recorded at market value in the balance sheet, therefore, these values represent fair value.

      CASH EQUIVALENTS

      The Company considers all investments in money market funds to be cash equivalents.

      FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

      In the normal course of business, the Company's customer activities involve the execution and settlement of customer transactions. These activities may expose the Company to risk of loss in the event the customer is unable to fulfill its contracted obligations, in which case the Company may have to purchase or sell financial instruments at prevailing market prices. Any loss from such transactions is not expected to have a material effect on the Company's financial statements.

      SECURITY TRANSACTIONS

      Security transactions are recorded on a trade date basis with related commission income and expenses recorded as of the trade date.

      MARKETABLE SECURITIES

      Marketable securities are valued at market and include securities acquired for investment purposes and securities held for re-sale to customers. Marketable securities consist principally of unit investment trusts at December 31, 1996. Marketable securities subject to withdrawal restrictions are classified under "Other Assets".

                           FIRST INVESTORS CORPORATION
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                DECEMBER 31, 1996


      LEASEHOLD IMPROVEMENTS AND EQUIPMENT

      Leasehold improvements and equipment are recorded at cost. Depreciation and amortization are provided on a straight-line basis over the estimated useful life of the asset, ranging from 5 to 15 years, or the remaining life of the lease.

      SALES COMMISSIONS

      Sales commissions paid on sales of "A" shares of the Funds and other investment companies are charged to operations when paid. Sales commissions paid on sales of "B" shares of the Funds are charged to deferred sales commissions and amortized over four years. Early withdrawal charges on "B" shares of the Funds received by the Company from redeeming shareholders reduce unamortized deferred sales commissions first, with any remaining amount recorded in income. For the year ended December 31, 1996 amortization of deferred sales commissions amounted to approximately $601,000.

      DISTRIBUTION PLANS

      Pursuant to separate underwriting agreements with the Funds, the Company is entitled to commissions on the sale of shares of the Funds in an amount ranging from one percent to six and one-quarter percent of the amount received on the sales. In addition, under separate distribution plans adopted under Rule 12b-1 of the Investment Company Act of 1940 for each Fund, the Company receives distribution and service fees in an amount up to three-tenths of one percent of the Fund's average daily net assets. The distribution fees are intended to cover the cost of distributing the Fund shares, including cost of sales promotion and office expenses. The service fees provide for servicing or maintenance of shareholder accounts, including payments to registered representatives who provide ongoing servicing to such accounts. Distribution fees are recorded in income or as a reduction of expenses when earned. For the year ended December 31, 1996, approximately $5,687,000 of distribution fees were received from the Funds and recorded as a reduction to selling expenses.

      INCOME TAXES

      The Company files consolidated federal and certain state income tax returns with its parent and certain other wholly-owned subsidiaries of the parent. It is the policy of the parent to allocate the applicable federal taxes (benefits) to each subsidiary on a separate return basis.

      The Company's method of accounting for income taxes conforms to Statement of Financial Accounting Standards No. 109, "Accounting For Income Taxes". This method requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting basis and tax basis of assets and liabilities.

                           FIRST INVESTORS CORPORATION
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                DECEMBER 31, 1996


NOTE 2--CASH AND CASH EQUIVALENTS SEGREGATED UNDER FEDERAL REGULATIONS

      At December 31, 1996, cash and cash equivalents of approximately $1,013,300 were segregated in a special reserve bank account for the benefit of customers under Rule 15c3-3 of the Securities Exchange Act of 1934. The minimum amount required was approximately $350,000.

NOTE 3--RELATED PARTIES

      The Company and certain wholly-owned subsidiaries of its parent share office space and data processing facilities. The Company is charged its proportionate share of expenses based on space occupied and usage of the data processing facilities. Additionally, the Company charges certain of its affiliates for management, office space and other services based upon time allocated to the management and operation of the affiliate and space occupied. During the year 1996, the Company charged certain of its affiliates approximately $2,615,000 for management and other services and approximately $530,000 for office space.

The Company purchased approximately $617,000 of data processing services, and approximately $460,000 of office space.

      The Company also receives commissions and fees on the sale of various life insurance products from an affiliated life insurance company. For 1996, these commissions and fees amounted to approximately $9,709,000.

      In addition to the outstanding advances between the Company and its affiliates, the Company also had approximately $4,287,000 deposited in an account of an affiliated savings bank, and approximately $7,340,000 invested in First Investors mutual funds, principally in the money market fund, at December 31, 1996.

NOTE 4--PROFIT-SHARING PLAN

      The Company is a sponsoring employer in a profit-sharing plan covering all of its eligible employees and those of other wholly-owned subsidiaries of its parent. Contributions to the plan are determined annually by the Board of Directors. In addition, the Company is a sponsoring employer in a 401(k) savings plan covering all of its eligible employees and those of other wholly-owned subsidiaries of its parent whereby employees may voluntarily contribute a percentage of their compensation with the Company matching a portion of the contributions of certain employees. The amount contributed by the Company during the year was not material. For the year, the Company charged operations approximately $430,000 for its portion of the contribution to the profit-sharing plan.

                           FIRST INVESTORS CORPORATION
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                DECEMBER 31, 1996

NOTE 5--LEASES

      The Company leases office space under terms of various lease agreements, certain of which are cancelable at the end of specified time periods and others which are non-cancelable, expiring at various times through 2010. Total rent expense, including amounts charged from affiliates and net of amounts charged to affiliates, was approximately $3,089,000 for 1996. The minimum annual rental commitments relating to leases in effect as of December 31, 1996, exclusive of taxes and other charges by lessors subject to escalation clauses, are as follows:

  1997......................................................   $  1,826,000
  1998......................................................      2,164,000
  1999......................................................      1,845,000
  2000......................................................      1,557,000
  2001 through 2010.........................................     11,501,000
                                                                -----------
                                                                $18,893,000
                                                                ===========
NOTE 6--LITIGATION

      The Company is a defendant in a number of sales practice cases which allege that certain of the Company's sales representatives had made misrepresentations concerning the risks of investing in First Investors Fund For Income, Inc. and First Investors High Yield Fund, Inc., investment companies which invest primarily in high yield bonds. The Company believes that these cases will not have a material adverse effect on its financial condition.

      The Company is a defendant in a number of other lawsuits involving claims for damages of the type normally associated with the Company's business. Management is of the opinion that such lawsuits will not result in any material liability to the Company.

NOTE 7--NET CAPITAL REQUIREMENTS

      As a registered broker-dealer the Company is subject to the Uniform Net Capital Rule 15c3-1 under the Securities Exchange Act of 1934. Under the alternative method permitted by this Rule, required net capital shall not be less than 2% of aggregate debit items arising from customer security transactions. At December 31, 1996, the Company had net capital of approximately $792,000, or an excess of approximately $542,000, over net capital required of $250,000.

      For additional information, the Company's Annual Audited Report filed pursuant to Rule 17a-5 under the Securities Exchange Act of 1934 is available for inspection at the Company's main office or at the regional office of the Securities and Exchange Commission.

                           FIRST INVESTORS CORPORATION
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                DECEMBER 31, 1996

NOTE 8--INCOME TAXES

      The provision (refund) for income taxes consists of the following:

          CURRENT
                Federal                                         $   (802,400)
                State and local                                      (68,400)
                                                                -------------
                                                                    (870,800)
          DEFERRED
                Federal                                              286,400
                State and local                                       34,600
                                                                     321,000
                    Total                                        $  (549,800)
                                                                 ============


      Deferred tax liabilities (assets) are comprised of the following:

          Unrealized gains                                      $      2,300
          Accrued expenses                                           (93,000)
          Depreciation                                              (127,300)
          Deferred sales commissions                                 734,000
          Other                                                       20,000
                                                                $    536,000

      A reconciliation of the Federal statutory income tax rate to the Company's effective rate is as follows:

          Statutory rate                                               34.0%
          Increases (decreases) in effective tax rate resulting from

                State and local income taxes, net of federal tax
                benefit                                                 1.4
                Other                                                   1.5
                                                                     ------

                       Actual effective rate                           36.9%
                                                                     ======

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Board of Directors and Stockholder
First Investors Corporation
New York, New York

      We have audited the accompanying balance sheet of First Investors Corporation as of December 31, 1996, and the related statements of operations and retained earnings (deficit), and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Corporation at December 31, 1996 and the results of its operations and its cash flows for the year then ended, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
February 14, 1997

                                  SALES OFFICES

ARIZONA             ILLINOIS            NEBRASKA            OREGON
  PHOENIX             ELGIN               OMAHA               BEAVERTON
  TUCSON              OAKBROOK
                      WESTCHESTER       NEW JERSEY          PENNSYLVANIA
CALIFORNIA                                FAIRFIELD           BALA CYNWYD
SAN JOSE            INDIANA               ISELIN              FEASTERVILLE
                      INDIANAPOLIS        MANASQUAN           PHILADELPHIA
COLORADO                                  WOODBRIDGE          PITTSBURGH
  DENVER            KENTUCKY
                      LEXINGTON         NEW YORK            RHODE ISLAND
CONNECTICUT                               ALBANY              WARWICK
  EAST HARTFORD     LOUISIANA             BINGHAMTON
  NORTH HAVEN         METAIRIE            ELMIRA            TEXAS
                                          FAYETTEVILLE        FT. WORTH
FLORIDA             MAINE                 JERICHO             HOUSTON
  FORT LAUDERDALE     PORTLAND            MANHATTAN
  LAUDERHILL                              MINEOLA           VIRGINIA
  MIAMI             MARYLAND              NEWBURGH            ARLINGTON
  TAMPA               COLUMBIA            ROCHESTER           GLEN ALLEN
  WINTER PARK                             SCARSDALE           HAMPTON
                    MASSACHUSETTS         SPRING VALLEY
GEORGIA               HOLYOKE             WILLIAMSVILLE     WASHINGTON
  NORCROSS            QUINCY                                  TUKWILA
                                        NORTH CAROLINA
                    MICHIGAN              CHARLOTTE         WEST VIRGINIA
                      NORTHVILLE                              WHEELING
                                        OHIO
                    MINNESOTA             COLUMBUS          WISCONSIN
                      BLOOMINGTON         INDEPENDENCE        BROOKFIELD

TABLE OF CONTENTS
===========================================================
Allocation of Monthly Payments and
  Deductions - 10 Year Plans..........................    3
Allocation of Monthly Payments and
  Deductions - 15 Year Plans..........................    4
Allocation of Payments at Various Stages..............    5
The Plans.............................................    5
Underlying Investment.................................    8
Other Deductions......................................    9
Rights and Privileges of Planholders..................   10
Method of Selling Shares..............................   14
Termination of Plan by the Sponsor....................   15
Exchanges Involving Other Plans.......................   16
Substitution of Other Shares as the
  Underlying Investment of the Plan...................   17
Sponsor and Underwriter...............................   18
Custodian ............................................   19
Taxes.................................................   19
Officers and Directors of First Investors
  Corporation.........................................   20
Statistical Data Applicable to First Investors
  Plans...............................................   26
Illustration of a $6,000 Ten-Year Payment Plan........   27
Financial Statements..................................   30
===========================================================

                      Executive Offices
             95 Wall Street, New York, NY 10005
                     Tel. (212) 858-8000


I hereby acknowledge receipt of FIRST INVESTORS CORPORATION'S PLAN PROSPECTUS dated April 30, 1997, to which receipt was attached, as well as the current prospectus of FIRST INVESTORS GLOBAL FUND, INC., FIRST INVESTORS GOVERNMENT FUND. OR FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.


-----------------------------------------------------------
                       (Signed)


-----------------------------------------------------------
                       (Street)

-----------------------------------------------------------
         (City)                             (State)


-----------------------------------------------------------
                        (Date)


-----------------------------------------------------------
                  (Soliciting Agent)


                                                                        FIIS 081

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 31st day of March, 1997.


                                              FIRST INVESTORS  SINGLE PAYMENT
                                              AND   PERIODIC PAYMENT PLANS FOR
                                              INVESTMENT IN FIRST INVESTORS
                                              GOVERNMENT FUND, INC.
                                              (Registrant)


                                              BY: FIRST INVESTORS CORPORATION
                                                  (Depositor)

ATTEST:


 /s/Larry R. Lavoie                           By  /s/ Marvin M. Hecker
------------------------------                    ------------------------------
Larry R. Lavoie                                   Marvin M. Hecker
Secretary and General Counsel                     President

         As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                     TITLE                           DATE
---------                     -----                           ----

 /s/Marvin M. Hecker          President                       March 31, 1997
--------------------
Marvin M. Hecker

     *
--------------------          Chairman of the Board           March 31, 1997
Glenn O. Head

     *
--------------------          Vice President and              March 31, 1997
Kathryn S. Head               Chief Financial Officer


     *
---------------------         Treasurer                       March 31, 1997
Joseph I. Benedek


 /s/Larry R. Lavoie
--------------------          Secretary                       March 31, 1997
Larry R. Lavoie


     *
--------------------          Director                        March 31, 1997
Glenn O. Head


     *
--------------------          Director                        March 31, 1997
John T. Sullivan


     *
--------------------          Director                        March 31, 1997
Kathryn S. Head


     *
---------------------         Director                        March 31, 1997
Lawrence A. Fauci


     *
--------------------          Director                        March 31, 1997
Roger L. Grayson


     *                        Director                        March 31, 1997
---------------------
Jeremiah J. Lyons


     *
--------------------          Director                        March 31, 1997
Jane W. Kruzan



* By: /s/Larry R. Lavoie
      ------------------
      Larry R. Lavoie
      Attorney-In-Fact